UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Peter V. Bonanno, Esq.	Copies to:
Goldman, Sachs & Co.	Jack W. Murphy, Esq.
One New York Plaza	Dechert LLP
New York, New York 10004	1775 I Street, NW
Washington, D.C. 20006

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: October 31

Date of reporting period: April 30, 2008

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Goldman Sachs Funds

Semi-Annual Report	April 30, 2008
Structured Small Cap Funds
Structured Small Cap Growth Fund Structured Small Cap Value Fund

Goldman Sachs Structured Small Cap Funds

■	STRUCTURED SMALL CAP GROWTH FUND

■	STRUCTURED SMALL CAP VALUE FUND
TABLE OF CONTENTS

Principal Investment Strategies and Risks	1
Investment Process	2
Letter to Shareholders and Performance Summaries	3
Schedules of Investments	12
Financial Statements	26
Notes to the Financial Statements	29
Financial Highlights	40
Other Information	44

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

GOLDMAN SACHS STRUCTURED SMALL CAP FUNDS
Principal Investment Strategies and Risks

This is not a complete list of risks that may affect the Funds. For additional information concerning the risks applicable to the Funds, please see the Funds’ Prospectuses.

The Structured Small Cap Growth Fund invests primarily in a broadly diversified portfolio of small-capitalization U.S. equity investments. The Fund’s equity investments are subject to market risk, which means that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. Stocks of smaller companies are often more volatile and less liquid and present greater risks than stocks of larger companies. At times, the Fund may be unable to sell certain of its portfolio securities without a substantial drop in price, if at all.

The Structured Small Cap Value Fund invests primarily in a broadly diversified portfolio of small-capitalization U.S. equity investments. The Fund’s equity investments are subject to market risk, which means that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. Stocks of smaller companies are often more volatile and less liquid and present greater risks than stocks of larger companies. At times, the Fund may be unable to sell certain of its portfolio securities without a substantial drop in price, if at all.

GOLDMAN SACHS STRUCTURED SMALL CAP FUNDS
Goldman Sachs’ Structured Domestic
Investment Process

■ Comprehensive – We calculate expected excess returns for more than 3,500 stocks on a daily basis.

■  Rigorous – We evaluate stocks based on fundamental investment criteria that have outperformed historically.

■  Objective – We believe our stock selection process is free from the emotion that may lead to biased investment decisions.

■  Our computer optimization process allocates risk to our best investment ideas and constructs funds that strive to neutralize systematic risks and deliver better returns.
■  We use a unique, proprietary risk model that is designed to be more precise, more focused and faster to respond because it seeks to identify, track and manage risk specific to our process, using daily data.

Fully invested, well-diversified portfolio that seeks to:

■  Maintain style, sector, risk and capitalization characteristics similar to the benchmark.

■  Offer broad access to a clearly defined equity universe.

■ Generate excess returns that are positive and consistent.

PORTFOLIO RESULTS
Structured Small Cap Growth Fund and
Structured Small Cap Value Fund
Dear Shareholder:
This report provides an overview of the performance of the Goldman Sachs Structured Small Cap Growth Fund and Structured Small Cap Value Fund for the six-month reporting period that ended April 30, 2008.
  Performance Review

Over the six-month period, the Structured Small Cap Growth Fund’s Class A, B, C, Institutional, and Service Shares generated cumulative total returns, without sales charges, of -17.89%, -18.22%, -18.18%, -17.73%, and -18.01%, respectively. These returns compare to a cumulative total return of -14.14% on the Fund’s benchmark, the Russell 2000 Growth Index (with dividends reinvested), over the same time period. In the period since their inception on November 30, 2007, the Fund’s IR and R Shares generated cumulative total returns, without sales charges, of -10.30% and -10.51%, respectively, versus -7.77% for the Russell 2000 Growth Index (with dividends reinvested), over the same time period.

Over the same period that ended April 30, 2008, the Goldman Sachs Structured Small Cap Value Fund’s Class A, B, C, Institutional, and Service Shares generated cumulative total returns, without sales charges, of -15.82%, -15.89%, -15.90%, -15.56%, and -15.69%, respectively. These returns compare to a cumulative total return of -11.55% on the Fund’s benchmark, the Russell 2000 Value Index (with dividends reinvested), over the same time period. In the period since their inception, the Fund’s IR and R Shares generated cumulative total returns, without sales charges, of -7.59% and -7.86%, respectively, versus -4.38% for the Russell 2000 Value Index (with dividends reinvested), over the same time period.
  The Structured Investment Process

The Funds use a model that is based on six investment themes — Valuation, Profitability, Earnings Quality, Management Impact, Momentum and Analyst Sentiment. The Valuation theme attempts to capture potential mispricings of securities, typically by comparing a measure of the company’s intrinsic value to its market value. Profitability assesses whether the company is earning more than its cost of capital. Earnings Quality evaluates whether the company’s earnings are coming from more persistent, cash-based sources, as opposed to accruals. Management Impact assesses the company’s management strategy and behavior. Momentum predicts drift in stock prices caused by under-reaction to company-specific information. Finally, the Analyst Sentiment theme looks at how Wall Street analysts’ views about a company’s earnings and prospects are changing over time.

PORTFOLIO RESULTS
  Market Review and Portfolio Highlights

Market conditions were particularly challenging in the small cap space during the last six months, with both the Russell 2000 Growth Index and Russell 2000 Value Index posting double-digit losses over the period. Most sectors performed poorly; Information Technology lagged the most for growth stocks while Financials underperformed the most for value stocks.

The Funds’ relative performance was also disappointing over the six months, a period in which the market environment was challenging for quantitative strategies generally. We believe that we are still experiencing the continued effects of the “crowding” among managers employing similar quantitative models across the industry. (Crowding is a phenomenon in which quantitative managers look for similar stock traits using similar investment themes.) Crowding came to a head in August 2007 as a result of the quant liquidity crunch in which many of the portfolio managers utilizing quantitative strategies tried to reduce their exposure to the same equities simultaneously. The ensuing sell-off, which continued — albeit more muted — into September through the fourth quarter (particularly during November 2007) and into 2008, adversely affected our investment themes, resulting in continued underperformance of the Funds. Any news that increased market volatility seemed to have a disproportionately negative impact on the Funds and our quantitative factors during the period.

In both our Structured Small Cap Growth and Structured Small Cap Value Funds, our Sentiment investment theme detracted the most from relative performance. This suggests that as analysts became more positive about certain stocks, many of those stocks would go on to underperform — exactly the opposite of what we would expect and have observed over the long term. Similarly, stocks about which analysts had a negative outlook tended to outperform. We think that this may have been associated with the crowding phenomenon as too many investors tried to respond to analysts’ recommendation changes at the same time, thereby reducing or eliminating the effectiveness of the investment technique.

In the Structured Small Cap Growth Fund, stock selection was weakest in the Industrials and Consumer Discretionary sectors. Among sectors, stock selection within the Structured Small Cap Value Fund was weakest in Information Technology and Financials. As concern about the economy increased in early 2008, we believe that investors in economically sensitive stocks, such as Consumer Discretionary names, did not rely on already-reported financial data but worried instead about the sustainability of these companies’ fundamentals. Meanwhile, the continuing turmoil in the financials sector, made stock selection there difficult. Over the long term, our models have been successful at identifying the appropriate stocks to over- and underweight relative to the benchmark in both sectors.

PORTFOLIO RESULTS

Although the Funds have experienced an extended period of underperformance, we maintain a strong belief in an economically based, statistically proven, quantitatively driven process. To help us attempt to improve long-term returns, we have introduced a series of enhancements to our models, including the addition of new factors, modifications to existing factors, and the development of sector-specific factors. We regard many of the factors that we have implemented and those that we are currently researching as more proprietary in nature and therefore less likely to become “crowded”. This should help us reduce our reliance on factors that have become more commonplace and allow us to migrate our models over time to unique return opportunities. In addition, we recently enhanced our trading methodology to allow for more frequent rebalancing, which should help us incorporate relevant financial data into our models while continuing to keep transaction costs as low as possible. We believe that by rebalancing our portfolios on a more frequent basis, we may be able to achieve more timely exposure to our investment themes and to better exploit shorter-lived information sources, thereby seeking to improve long-term results.

Quantitative investing has become extremely popular in recent times. To be successful in the future, we believe quantitative managers should be acutely aware of other managers, be nimble in terms of trading, and employ proprietary models. At Goldman Sachs, we believe that we have the resources, experience and expertise that are necessary to succeed in these challenging times. Our team and Goldman Sachs are committed to doing everything we can to seek better performance in the future. We thank you for your investment and will work to earn your continued confidence.

Goldman Sachs Quantitative Investment Strategies Team

New York, May 22, 2008

FUND BASICS
Structured Small Cap Growth Fund
as of April 30, 2008
PERFORMANCE REVIEW

November 1, 2007–April 30, 2008	Fund Total Return (based on NAV)[1]	Russell 2000 Growth Index[2]

Class A	-17.89%	-14.14%
Class B	-18.22	-14.14
Class C	-18.18	-14.14
Institutional	-17.73	-14.14
Service	-18.01	-14.14

November 30, 2007–April 30, 2008	Fund Total Return (based on NAV)[1]	Russell 2000 Growth Index[2]

Class IR	-10.30%	-7.77%
Class R	-10.51	-7.77

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.
[2]	The Russell 2000 Growth Index measures the performance of the small-cap growth stocks of the U.S. equity universe. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.
STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS[3]

For the period ended 3/31/08	Since Inception	Inception Date

Class A	-26.31%	6/25/07
Class B	-26.35	6/25/07
Class C	-23.24	6/25/07
Institutional	-21.75	6/25/07
Service	-21.97	6/25/07
Class IR	-14.20	11/30/07
Class R	-14.30	11/30/07

[3]	The Standardized Average Annual Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional, Service, Class IR and R shares do not involve a sales charge, such a charge is not applied to their Standardized Average Annual Total Returns.
The returns represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our Web site at: www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND BASICS
EXPENSE RATIOS[4]

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.25%	2.16%
Class B	2.00	2.91
Class C	2.00	2.91
Institutional	0.85	1.76
Service	1.35	2.26
Class IR	1.00	1.91
Class R	1.50	2.41

[4]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Applicable waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the Investment Adviser. If this occurs, the expense ratios may change without shareholder approval.
TOP 10 HOLDINGS AS OF 4/30/08[5]

Holding	% of Net Assets	Line of Business

Stone Energy Corp.	1.7%	Oil, Gas & Consumable Fuels
The Buckle, Inc.	1.6	Specialty Retail
Post Properties, Inc.	1.5	Real Estate Investment Trusts
Terra Industries, Inc.	1.4	Chemicals
Rosetta Resources, Inc.	1.4	Oil, Gas & Consumable Fuels
Greenhill & Co., Inc.	1.3	Capital Markets
Chipotle Mexican Grill, Inc. Class B	1.2	Hotels, Restaurants & Leisure
CF Industries Holdings, Inc.	1.1	Chemicals
Capella Education Co.	1.1	Diversified Consumer Services
OSI Pharmaceuticals, Inc.	1.1	Biotechnology

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND BASICS
SECTOR ALLOCATION AS OF 4/30/08[6]
Percentage of Investment Portfolio

[6]	The Fund is actively managed and, as such, its composition may differ over time. The above graph categorizes investments using Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category of the Fund reflects the value of investments in that category as a percentage of market value (excluding securities lending collateral, if any). Securities lending collateral represent 8.4% of the Fund’s net assets at 4/30/08.

FUND BASICS
Structured Small Cap Value Fund
as of April 30, 2008
PERFORMANCE REVIEW

November 1, 2007–April 30, 2008	Fund Total Return (based on NAV)[1]	Russell 2000 Value Index[2]

Class A	-15.82%	-11.55%
Class B	-15.89	-11.55
Class C	-15.90	-11.55
Institutional	-15.56	-11.55
Service	-15.69	-11.55

November 30, 2007–April 30, 2008	Fund Total Return (based on NAV)[1]	Russell 2000 Value Index[2]

Class IR	-7.59%	-4.38%
Class R	-7.86	-4.38

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.
[2]	The Russell 2000 Value Index is an unmanaged index of common stock prices that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.
STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS[3]

For the period ended 3/31/08	Since Inception	Inception Date

Class A	-28.12%	6/25/07
Class B	-28.19	6/25/07
Class C	-25.22	6/25/07
Institutional	-23.78	6/25/07
Service	-23.84	6/25/07
Class IR	-10.32	11/30/07
Class R	-10.32	11/30/07

[3]	The Standardized Average Annual Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional, Service, Class IR and R shares do not involve a sales charge, such a charge is not applied to their Standardized Average Annual Total Returns.
The returns represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our Web site at: www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND BASICS
EXPENSE RATIOS[4]

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.25%	1.53%
Class B	2.00	2.28
Class C	2.00	2.28
Institutional	0.85	1.13
Service	1.35	1.63
Class IR	1.00	1.28
Class R	1.50	1.78

[4]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Applicable waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the Investment Adviser. If this occurs, the expense ratios may change without shareholder approval.
TOP 10 HOLDINGS AS OF 4/30/08[5]

Holding	% of Net Assets	Line of Business

Stone Energy Corp.	2.4%	Oil, Gas & Consumable Fuels
Umpqua Holdings Corp.	2.0	Commercial Banks
Platinum Underwriters Holdings Ltd.	1.9	Insurance
CF Industries Holdings, Inc.	1.9	Chemicals
Post Properties, Inc.	1.8	Real Estate Investment Trusts
Provident Financial Services, Inc.	1.7	Thrifts & Mortgage Finance
Chiquita Brands International, Inc.	1.5	Food Products
DCT Industrial Trust, Inc.	1.5	Real Estate Investment Trusts
First Community Bancorp	1.4	Commercial Banks
El Paso Electric Co.	1.4	Electric Utilities

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND BASICS
SECTOR ALLOCATION AS OF 4/30/08[6]
Percentage of Investment Portfolio

[6]	The Fund is actively managed and, as such, its composition may differ over time. The above graph categorizes investments using Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category of the Fund reflects the value of investments in that category as a percentage of market value (excluding securities lending collateral, if any). Securities lending collateral represent 17.4% of the Fund’s net assets at 4/30/08.

GOLDMAN SACHS STRUCTURED SMALL CAP GROWTH FUND
Schedule of Investments
April 30, 2008 (Unaudited)

Shares	Description	Value
Common Stocks – 99.4%

Aerospace & Defense – 1.4%
1,500	AAR Corp.*	$35,100
1,737	Aerovironment, Inc.*	41,532
17,800	Cubic Corp.	482,558
10,700	DynCorp International, Inc.*	192,065
1,300	Orbital Sciences Corp.*	34,983
3,999	Taser International, Inc.*(a)	29,832

		816,070

Air Freight & Logistics – 0.6%
2,700	Dynamex, Inc.*	67,851
4,600	Hub Group, Inc.*	150,374
6,327	Pacer International, Inc.	117,429

		335,654

Auto Components – 0.3%
8,945	Amerigon, Inc.*	131,313
600	Cooper Tire & Rubber Co.	7,884
2,500	Drew Industries, Inc.*	60,975

		200,172

Beverages – 0.5%
1,322	Central European Distribution Corp.*	80,536
4,800	The Boston Beer Co., Inc.*	212,640

		293,176

Biotechnology – 4.8%
19,400	Alkermes, Inc.*	241,142
12,600	BioMarin Pharmaceutical, Inc.*	459,396
17,400	Cepheid, Inc.*	340,518
9,570	Cubist Pharmaceuticals, Inc.*(b)	185,275
1,300	Genomic Health, Inc.*	27,976
5,400	GenVec*	10,854
800	Incyte Corp.*	8,680
6,709	Isis Pharmaceuticals, Inc.*	79,032
1,300	LifeCell Corp.*	66,014
23,391	Nabi Biopharmaceuticals*	94,266
2,000	Onyx Pharmaceuticals, Inc.*	70,320
18,900	OSI Pharmaceuticals, Inc.*(a)	654,885
4,200	Regeneron Pharmaceuticals, Inc.*	82,404
1,500	Rigel Pharmaceuticals, Inc.*	33,750
4,500	United Therapeutics Corp.*(a)	380,250
55,600	XOMA Ltd.*	134,552

		2,869,314

Capital Markets – 1.5%
65	Cowen Group, Inc.*	432
600	FCStone Group, Inc.*	24,852
700	GAMCO Investors, Inc.	32,207
5,160	GFI Group, Inc.	60,630
11,700	Greenhill & Co., Inc.(a)	761,085
200	optionsXpress Holdings, Inc.	4,294
900	Waddell & Reed Financial, Inc.	30,474

		913,974

Chemicals – 3.4%
5,089	CF Industries Holdings, Inc.	680,399
6,677	Koppers Holdings, Inc.	323,434
5,000	LSB Industries, Inc.*	76,550
13,038	ShengdaTech, Inc.*	100,654
22,585	Terra Industries, Inc.*	855,068

		2,036,105

Commercial Banks – 0.1%
900	SVB Financial Group*(a)	43,794

Commercial Services & Supplies – 4.1%
10,900	Comfort Systems USA, Inc.	148,240
1,800	Healthcare Services Group, Inc.	27,468
19,100	Herman Miller, Inc.	445,603
5,700	IKON Office Solutions, Inc.	62,415
18,860	School Specialty, Inc.*	555,239
92,300	Spherion Corp.*	455,962
8,195	TrueBlue, Inc.*	104,322
14,200	United Stationers, Inc.*	626,078

		2,425,327

Communications Equipment – 2.1%
14,200	ADTRAN, Inc.	335,972
12,300	Blue Coat Systems, Inc.*	259,653
9,288	EMS Technologies, Inc.*	240,188
16,200	Foundry Networks, Inc.*	206,226
8,800	Polycom, Inc.*	197,120
100	Tekelec*	1,472

		1,240,631

Computers & Peripherals – 0.9%
14,401	Emulex Corp.*	188,509
1,600	Hutchinson Technology, Inc.*	22,624
15,438	Novatel Wireless, Inc.*(a)	137,707
5,572	Synaptics, Inc.*	189,114

		537,954

Construction & Engineering – 0.8%
14,400	Integrated Electrical Services, Inc.*	240,912
1,100	KBR, Inc.	31,724
5,161	Perini Corp.*(a)	186,725

		459,361

Consumer Finance – 0.4%
5,527	Cash America International, Inc.	225,446

Containers & Packaging – 0.1%
700	Greif, Inc.	45,220

Diversified Consumer Services – 3.2%
10,500	Capella Education Co.*	677,145
100	Corinthian Colleges, Inc.*	1,135
10,300	DeVry, Inc.	587,100
11,720	Pre-Paid Legal Services, Inc.*(a)	512,633
500	Strayer Education, Inc.	92,845
3,200	Universal Technical Institute, Inc.*	36,288

		1,907,146

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED SMALL CAP GROWTH FUND

Shares	Description	Value
Common Stocks – (continued)

Diversified Financial Services – 0.1%
700	Portfolio Recovery Associates, Inc.	$30,807

Diversified Telecommunication Services – 1.5%
4,892	Cbeyond, Inc.*	96,568
22,029	NTELOS Holdings Corp.	570,111
15,400	Premiere Global Services, Inc.*	223,608

		890,287

Electrical Equipment – 3.6%
4,900	Acuity Brands, Inc.	234,416
2,200	AZZ, Inc.*	58,696
8,500	Baldor Electric Co.	275,400
11,000	Belden CDT, Inc.	371,140
1,700	C&D Technologies, Inc.*(a)	9,384
3,155	Coleman Cable, Inc.*	38,018
3,202	Encore Wire Corp.(a)	72,365
1,200	EnerSys*	28,080
1,300	Franklin Electric Co., Inc.	50,336
2,000	II-VI, Inc.*	74,280
2,200	LSI Industries, Inc.	24,112
9,600	Powell Industries, Inc.*	403,872
4,800	Vicor Corp.	57,888
12,400	Woodward Governor Co.	435,612

		2,133,599

Electronic Equipment & Instruments – 1.8%
900	Anixter International, Inc.*	51,273
600	Avnet, Inc.*	15,714
20,900	Benchmark Electronics, Inc.*	371,602
11,900	FLIR Systems, Inc.*(a)	408,527
4,300	Ingram Micro, Inc.*	73,143
4,300	Plexus Corp.*	103,587
1,900	ScanSource, Inc.*	47,443

		1,071,289

Energy Equipment & Services – 3.2%
1,700	Atwood Oceanics, Inc.*	171,173
6,500	Cal Dive International, Inc.*	79,235
3,700	Dawson Geophysical Co.*	267,658
1,500	Gulf Island Fabrication, Inc.	59,310
8,535	Lufkin Industries, Inc.	643,966
2,200	NATCO Group, Inc.*	111,320
36,100	Newpark Resources, Inc.*	198,189
11,100	Willbros Group, Inc.*	400,599

		1,931,450

Food & Staples Retailing – 2.5%
500	BJ’s Wholesale Club, Inc.*	19,060
2,800	Casey’s General Stores, Inc.	61,964
3,700	Ingles Markets, Inc.	84,434
5,900	Longs Drug Stores Corp.	236,354
12,800	Nash Finch Co.	468,224
100	Performance Food Group Co.*	3,346
12,455	PriceSmart, Inc.	355,590
3,400	The Pantry, Inc.*	36,890
13,975	Winn-Dixie Stores, Inc.*	247,777

		1,513,639

Food Products – 1.4%
7,400	Cal-Maine Foods, Inc.(a)	218,670
15,000	Chiquita Brands International, Inc.*(a)	341,250
2,800	Flowers Foods, Inc.	72,492
3,100	Green Mountain Coffee Roasters, Inc.*	99,820
700	Reddy Ice Holdings, Inc.(a)	9,268
2,500	Sanderson Farms, Inc.(a)	104,175

		845,675

Health Care Equipment & Supplies – 5.4%
4,200	Abaxis, Inc.*	107,016
3,000	Align Technology, Inc.*	36,840
1,300	Analogic Corp.	74,867
5,026	ArthroCare Corp.*(a)	226,471
5,100	Aspect Medical Systems, Inc.*(a)	34,068
3,174	Cynosure, Inc.*(a)	82,587
7,600	Hologic, Inc.*	221,844
5,600	Immucor, Inc.*	151,088
12,100	Invacare Corp.	218,284
800	Kensey Nash Corp.*	23,328
10,200	Kinetic Concepts, Inc.*	404,532
3,200	Masimo Corp.*	93,280
4,541	Medical Action Industries, Inc.*	74,427
2,600	Mentor Corp.	76,102
3,900	Meridian Bioscience, Inc.	105,027
4,242	Merit Medical Systems, Inc.*	62,400
3,812	NuVasive, Inc.*	145,428
3,000	Orthofix International NV*	92,280
14,627	Quidel Corp.*	234,178
10,126	RTI Biologics, Inc.*	102,678
4,600	STERIS Corp.	127,466
6,785	SurModics, Inc.*	301,729
1,800	TranS1, Inc.*(a)	23,490
3,300	Wright Medical Group, Inc.*	92,136
2,600	Zoll Medical Corp.*	86,788

		3,198,334

Health Care Providers & Services – 1.5%
5,238	Chemed Corp.	178,616
12,300	Kindred Healthcare, Inc.*	291,879
900	Magellan Health Services, Inc.*	34,731
3,400	Molina Healthcare, Inc.*(a)	84,422
5,900	Owens & Minor, Inc.	267,388
1,900	RehabCare Group, Inc.*	32,300

		889,336

Health Care Technology – 0.6%
5,900	Eclipsys Corp.*	122,543
12,800	Phase Forward, Inc.*	235,520

		358,063

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED SMALL CAP GROWTH FUND
Schedule of Investments (continued)
April 30, 2008 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)

Hotels, Restaurants & Leisure – 2.4%
3,500	Bally Technologies, Inc.*	$117,915
9,400	California Pizza Kitchen, Inc.*	146,546
5,700	CEC Entertainment, Inc.*	212,040
8,100	Chipotle Mexican Grill, Inc. Class B*	688,257
7,100	Jack in the Box, Inc.*	189,925
2,100	WMS Industries, Inc.*	75,999

		1,430,682

Household Durables – 0.0%
100	Tempur-Pedic International, Inc.	1,111

Industrial Conglomerates – 0.3%
2,500	Walter Industries, Inc.	173,400

Insurance – 0.5%
5,100	AmTrust Financial Services, Inc.	79,305
2,100	Aspen Insurance Holdings Ltd.	54,579
2,800	Max Capital Group Ltd.	65,548
100	National Financial Partners Corp.	2,692
2,200	Platinum Underwriters Holdings Ltd.	78,914
1,216	Stewart Information Services Corp.	29,780

		310,818

Internet & Catalog Retail – 1.3%
23,800	1-800-FLOWERS.COM, Inc.*	209,916
4,000	Blue Nile, Inc.*(a)	198,680
2,900	Netflix, Inc.*(a)	92,742
1,279	Priceline.com, Inc.*	163,252
1,300	Shutterfly, Inc.*(a)	21,255
4,400	Systemax, Inc.(a)	70,400

		756,245

Internet Software & Services – 4.0%
7,400	Art Technology Group, Inc.*	26,492
5,900	AsiaInfo Holdings, Inc.*	71,803
52,360	Chordiant Software, Inc.*	238,761
100	CMGI, Inc.*	1,383
5,400	Digital River, Inc.*	177,390
23,600	Greenfield Online, Inc.*	269,276
12,169	InfoSpace, Inc.	146,758
23,000	Interwoven, Inc.*	258,980
4,840	Omniture, Inc.*(a)	110,449
6,100	Sohu.com, Inc.*	421,693
7,100	SonicWALL, Inc.*	54,599
6,200	United Online, Inc.(a)	66,216
33,300	Vignette Corp.*	384,615
6,200	Vocus, Inc.*	172,298

		2,400,713

IT Services – 1.3%
300	ExlService Holdings, Inc.*	7,536
5,800	iGATE Corp.*	47,154
8,000	Lionbridge Technologies, Inc.*	23,600
32,400	MPS Group, Inc.*	347,652
7,400	RightNow Technologies, Inc.*	88,578
37,500	Sapient Corp.*	267,000

		781,520

Leisure Equipment & Products – 0.5%
6,779	Polaris Industries, Inc.(a)	315,562

Life Sciences Tools & Services – 3.8%
16,200	Albany Molecular Research, Inc.*	188,244
7,476	Bruker Corp.*	90,609
5,000	Dionex Corp.*	391,100
24,473	eResearchTechnology, Inc.*	298,081
5,600	Illumina, Inc.*	436,184
600	Kendle International, Inc.*	25,614
12,700	Pharmanet Development Group, Inc.*	303,022
10,700	Varian, Inc.*	544,951

		2,277,805

Machinery – 4.8%
2,500	AGCO Corp.*	150,325
6,100	Ampco-Pittsburgh Corp.	275,842
1,100	Astec Industries, Inc.*	40,315
1,819	Bucyrus International, Inc.	229,067
864	Columbus McKinnon Corp.*	24,460
600	FreightCar America, Inc.	23,040
1,100	Hurco Cos., Inc.*	50,369
1,419	Kadant, Inc.*	37,007
6,124	L.B. Foster Co.*	196,580
200	Lindsay Corp.	20,824
11,200	RBC Bearings, Inc.*	447,664
14,600	Sun Hydraulics Corp.	440,628
8,400	Tecumseh Products Co.*	263,172
700	The Gorman-Rupp Co.	24,521
6,500	Titan International, Inc.	231,595
6,517	Titan Machinery, Inc.*	118,675
3,100	Valmont Industries, Inc.	305,226

		2,879,310

Marine – 0.2%
2,900	TBS International Ltd.*(a)	116,522

Media – 0.7%
5,700	Arbitron, Inc.	272,688
1,065	Entravision Communications Corp.*	7,445
361	Global Sources Ltd.	5,014
2,700	Morningstar, Inc.*	156,546

		441,693

Metals & Mining – 1.3%
1,462	Compass Minerals International, Inc.	92,106
2,700	Hecla Mining Co.*	27,702
4,500	Horsehead Holding Corp.*	63,090
4,192	Kaiser Aluminum Corp.	287,697
1,400	Olympic Steel, Inc.	71,680
2,000	Schnitzer Steel Industries, Inc.	176,000
3,706	Worthington Industries, Inc.(a)	66,745

		785,020

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED SMALL CAP GROWTH FUND

Shares	Description	Value
Common Stocks – (continued)

Oil, Gas & Consumable Fuels – 6.9%
12,900	Alpha Natural Resources, Inc.*	$627,585
2,300	Berry Petroleum Co.	113,896
1,400	Bill Barrett Corp.*	72,002
14,700	Bois d’Arc Energy, Inc.*	351,330
1,800	Comstock Resources, Inc.*	81,882
7,400	Concho Resources, Inc.*	204,018
200	Contango Oil & Gas Co.*	15,326
200	Crosstex Energy, Inc.	6,922
6,800	Energy Partners Ltd.*	82,620
1,500	General Maritime Corp.	39,195
2,700	Harvest Natural Resources, Inc.*	25,623
572	Knightsbridge Tankers Ltd.	16,508
8,000	Mariner Energy, Inc.*(a)	220,480
500	Petroleum Development Corp.*	37,615
4,000	PetroQuest Energy, Inc.*	83,120
37,200	Rosetta Resources, Inc.*	810,588
16,202	Stone Energy Corp.*	987,350
2,800	Swift Energy Co.*	145,992
2,400	Teekay Tankers Ltd.	48,432
4,200	World Fuel Services Corp.	103,152

		4,073,636

Pharmaceuticals – 1.9%
32,000	Caraco Pharmaceutical Laboratories Ltd.*	527,360
5,700	Medicis Pharmaceutical Corp.	117,420
1,700	Obagi Medical Products, Inc.*	13,617
9,700	Par Pharmaceutical Cos., Inc.*	165,385
1,300	Salix Pharmaceuticals, Ltd.*	9,126
3,700	The Medicines Co.*	73,075
1,700	VIVUS, Inc.*	9,639
5,600	XenoPort, Inc.*	239,568

		1,155,190

Real Estate Investment Trusts – 5.0%
7,300	AMB Property Corp.	421,575
8,322	Associated Estates Realty Corp.	100,696
2,309	EastGroup Properties, Inc.	110,162
6,133	Equity Lifestyle Properties, Inc.	303,216
3,000	Federal Realty Investment Trust(a)	246,450
2,000	Getty Realty Corp.	36,220
5,581	Glimcher Realty Trust	66,972
5,000	National Health Investors, Inc.	152,950
10,900	Nationwide Health Properties, Inc.	392,618
5,500	OMEGA Healthcare Investors, Inc.	96,250
25,000	Post Properties, Inc.	917,500
2,000	Taubman Centers, Inc.	113,340

		2,957,949

Real Estate Management & Development – 0.2%
1,600	Jones Lang LaSalle, Inc.	124,176

Road & Rail – 0.8%
4,000	Arkansas Best Corp.	157,920
2,400	Genesee & Wyoming, Inc.*	85,632
1,631	Universal Truckload Services, Inc.*	34,202
10,900	Werner Enterprises, Inc.	212,005

		489,759

Semiconductors & Semiconductor Equipment – 2.9%
9,600	Advanced Analogic Technologies, Inc.*	66,432
2,800	Amkor Technology, Inc.*	26,740
2,200	Cabot Microelectronics Corp.*	74,910
3,500	Cymer, Inc.*	90,965
10,360	DSP Group, Inc.*	136,027
5,400	LSI Corp.*	33,480
4,897	Microsemi Corp.*	119,977
19,700	Monolithic Power Systems*	451,130
7,100	OmniVision Technologies, Inc.*	113,884
6,500	PMC-Sierra, Inc.*	50,505
2,788	Semtech Corp.*	45,277
45,900	Skyworks Solutions, Inc.*	398,871
100	Tessera Technologies, Inc.*	2,024
200	Varian Semiconductor Equipment Associates, Inc.*	7,326
1,500	Volterra Semiconductor Corp.*	22,590
6,852	Zoran Corp.*	90,172

		1,730,310

Software – 8.1%
1,600	ACI Worldwide, Inc.*	35,360
14,300	Advent Software, Inc.*	569,998
11,500	Ansoft Corp.*	381,340
14,330	ANSYS, Inc.*	576,496
900	Blackbaud, Inc.	21,141
7,034	Concur Technologies, Inc.*(a)	233,107
3,672	Double-Take Software, Inc.*	54,639
7,700	Informatica Corp.*	122,892
7,600	JDA Software Group, Inc.*	143,640
47,800	Magma Design Automation, Inc.*	445,974
17,400	Manhattan Associates, Inc.*	452,574
2,400	MicroStrategy, Inc.*	212,952
2,000	Net 1 UEPS Technologies, Inc.*	46,880
9,600	Pegasystems, Inc.	101,472
4,400	Phoenix Technologies Ltd.*	51,876
8,500	Quest Software, Inc.*	113,220
12,000	Secure Computing Corp.*	79,440
12,000	SPSS, Inc.*	506,880
5,395	Synchronoss Technologies, Inc.*(a)	112,594
5,500	Take-Two Interactive Software, Inc.*	144,320
17,300	Taleo Corp.*	337,350
1,600	The Ultimate Software Group, Inc.*	52,464
700	VASCO Data Security International, Inc.*	7,063

		4,803,672

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED SMALL CAP GROWTH FUND
Schedule of Investments (continued)
April 30, 2008 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)

Specialty Retail – 4.1%
18,650	Aeropostale, Inc.*	$592,883
1,000	Brown Shoe Co., Inc.	16,680
7,300	J. Crew Group, Inc.*	346,750
19,205	The Buckle, Inc.	932,979
11,200	The Gymboree Corp.*	484,064
3,300	Tween Brands, Inc.*	62,700

		2,436,056

Textiles, Apparel & Luxury Goods – 1.9%
4,100	Deckers Outdoor Corp.*	566,087
11,989	Fossil, Inc.*	429,086
3,700	Skechers U.S.A., Inc.*	87,505
600	The Warnaco Group, Inc.*	27,684
100	Wolverine World Wide, Inc.	2,874

		1,113,236

Tobacco – 0.1%
1,135	Alliance One International, Inc.*	6,980
500	Universal Corp.	32,095

		39,075

Trading Companies & Distributors – 0.6%
6,200	Applied Industrial Technologies, Inc.	149,792
2,373	Kaman Corp.	64,308
7,040	Rush Enterprises, Inc.*	113,485

		327,585

TOTAL COMMON STOCKS
(Cost $60,192,081)		$59,132,868

Exchange Traded Fund – 0.1%

400	iShares Russell 2000 Growth Index Fund
(Cost $32,842)		30,680

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(c) – 0.8%

Joint Repurchase Agreement Account II
$500,000	1.989%	05/01/08	$500,000
Maturity Value: $500,028
(Cost $500,000)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL
(Cost $60,724,923)			$59,663,548

	Interest
Shares	Rate	Value
Securities Lending Collateral(d) – 8.4%

Boston Global Investment Trust – Enhanced Portfolio
4,980,050	2.642%	$4,980,050
(Cost $4,980,050)

TOTAL INVESTMENTS – 108.7%
(Cost $65,704,973)		$64,643,598

LIABILITIES IN EXCESS OF OTHER ASSETS – (8.7)%		(5,159,399)

NET ASSETS – 100.0%		$59,484,199

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	All or a portion of security is segregated for initial margin requirements on futures transactions.

(c)	Joint repurchase agreement was entered into on April 30, 2008. Additional information appears on page 18.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2008.
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED SMALL CAP GROWTH FUND

ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At April 30, 2008, the following futures contracts were open:

	Number of
	Contracts	Settlement	Notional	Unrealized
Type	Long	Month	Value	Gain

Russell Mini 2000 Index	3	June 2008	$215,250	$19,854

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED SMALL CAP GROWTH FUND
Schedule of Investments (continued)
April 30, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)
JOINT REPURCHASE AGREEMENT ACCOUNT II — At April 30, 2008, the Structured Small Cap Growth Fund had an undivided interest in the Joint Repurchase Agreement Account II which equaled $500,000 in principal amount.
REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

ABN Amro, Inc.	$2,000,000,000	2.00%	05/01/08	$2,000,111,111

Banc of America Securities LLC	4,500,000,000	1.98	05/01/08	4,500,247,500

Barclays Capital, Inc.	4,500,000,000	1.98	05/01/08	4,500,247,500

Citigroup Global Markets, Inc.	2,000,000,000	2.00	05/01/08	2,000,111,111

Credit Suisse Securities (USA) LLC	1,025,000,000	1.99	05/01/08	1,025,056,660

Deutsche Bank Securities, Inc.	7,200,000,000	2.00	05/01/08	7,200,400,000

Greenwich Capital Markets	500,000,000	1.99	05/01/08	500,027,639

JPMorgan Securities	1,200,000,000	1.96	05/01/08	1,200,065,333

Merrill Lynch	500,000,000	2.00	05/01/08	500,027,778

UBS Securities LLC	2,125,000,000	1.98	05/01/08	2,125,116,875

TOTAL				$25,551,411,507

At April 30, 2008, the Joint Repurchase Agreement Account II was fully collateralized by Federal Farm Credit Bank, 3.500% to 6.900%, due 10/06/08 to 03/29/18; Federal Home Loan Bank, 5.000% to 5.500%, due 07/16/08 to 06/25/10; Federal Home Loan Mortgage Corp, 3.100% to 7.000%, due 05/05/08 to 09/01/47; Federal National Mortgage Association, 3.500% to 15.500%, due 06/01/08 to 04/01/48 and Government National Mortgage Association, 6.000%, due 10/20/37. The aggregate market value of the collateral, including accrued interest, was $26,121,839,953.
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND
Schedule of Investments
April 30, 2008 (Unaudited)

Shares	Description	Value
Common Stocks – 99.2%

Aerospace & Defense – 0.5%
34,300	Cubic Corp.	$929,873
13,520	DynCorp International, Inc.*	242,684
1,200	MTC Technologies, Inc.*	28,632

		1,201,189

Air Freight & Logistics – 0.2%
1,700	Dynamex, Inc.*	42,721
14,100	Pacer International, Inc.	261,696
8,600	Park-Ohio Holdings Corp.*	143,448

		447,865

Airlines – 0.3%
3,600	Alaska Air Group, Inc.*	77,328
35,400	ExpressJet Holdings, Inc.*	107,262
29,000	SkyWest, Inc.	551,870

		736,460

Auto Components – 0.4%
995	Amerigon, Inc.*	14,607
69,285	Cooper Tire & Rubber Co.	910,405
4,100	Modine Manufacturing Co.	72,037

		997,049

Automobiles – 0.0%
10,000	Coachmen Industries, Inc.	37,700
5,600	Monaco Coach Corp.	35,448

		73,148

Beverages – 0.1%
6,400	MGP Ingredients, Inc.(a)	46,848
1,900	The Boston Beer Co., Inc.*	84,170

		131,018

Biotechnology – 0.4%
3,300	Cepheid, Inc.*	64,581
9,600	Emergent Biosolutions, Inc.*	90,336
1,696	Isis Pharmaceuticals, Inc.*	19,979
6,651	Martek Biosciences Corp.*(a)	234,514
733	Molecular Insight Pharmaceuticals, Inc.*	5,740
22,874	Nabi Biopharmaceuticals*	92,182
126,000	XOMA Ltd.*	304,920

		812,252

Building Products – 0.2%
7,100	Gibraltar Industries, Inc.	74,195
8,500	Griffon Corp.*	79,475
5,300	NCI Building Systems, Inc.*	127,942
16,200	Quanex Building Products Corp.*(a)	275,400

		557,012

Capital Markets – 2.1%
9,800	Capital Southwest Corp.(a)	1,165,612
35,100	GAMCO Investors, Inc.	1,614,951
24,500	Greenhill & Co., Inc.(a)	1,593,725
10,300	MCG Capital Corp.	78,898
10,600	Piper Jaffray Cos., Inc.*	394,956

		4,848,142

Chemicals – 5.7%
6,900	Arch Chemicals, Inc.	235,083
32,600	Calgon Carbon Corp.*(a)	464,550
33,438	CF Industries Holdings, Inc.	4,470,661
168,080	Ferro Corp.	2,954,846
29,651	Koppers Holdings, Inc.	1,436,294
17,900	LSB Industries, Inc.*(a)	274,049
7,600	Minerals Technologies, Inc.	514,824
6,000	NewMarket Corp.	389,580
2,600	OM Group, Inc.*	142,376
5,100	PolyOne Corp.*	37,638
200	Quaker Chemical Corp.	6,200
12,800	Rockwood Holdings, Inc.*	472,448
41,500	ShengdaTech, Inc.*	320,380
33,759	Spartech Corp.	301,806
7,900	Stepan Co.	310,786
26,700	Terra Industries, Inc.*	1,010,862
3,200	Zep, Inc.	47,424

		13,389,807

Commercial Banks – 9.0%
2,974	AMCORE Financial, Inc.	36,997
49,889	Banco Latinoamericano de Exportaciones S.A.	937,913
64,800	Boston Private Financial Holdings, Inc.	602,640
1,900	Capitol Bancorp Ltd.	32,661
62,900	Cathay General Bancorp(a)	1,072,445
31,987	Central Pacific Financial Corp.	587,281
1,200	Chemical Financial Corp.	29,136
1,840	City Holding Co.	76,507
8,569	City National Corp.	415,768
3,800	CVB Financial Corp.	43,624
122,290	First Bancorp(a)	1,258,364
2,300	First Bancorp	43,286
148,764	First Community Bancorp	3,196,938
2,200	First Merchants Corp.	56,254
4,900	FirstMerit Corp.	100,548
35,885	Horizon Financial Corp.	440,668
4,700	Investors Bancorp, Inc.*	68,949
5,865	MB Financial, Inc.	168,326
10,081	Oriental Financial Group, Inc.	189,523
63,165	Preferred Bank	739,662
8,700	Prosperity Bancshares, Inc.	269,439
500	Suffolk Bancorp	16,190
47,447	SVB Financial Group*(a)	2,308,771
20,900	Texas Capital Bancshares, Inc.*	385,605
74,400	The South Financial Group, Inc.(a)	449,376
14,100	UCBH Holdings, Inc.	102,648
8,182	UMB Financial Corp.	406,154
322,209	Umpqua Holdings Corp.(a)	4,752,583

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND
Schedule of Investments (continued)
April 30, 2008 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)

Commercial Banks – (continued)
6,900	Whitney Holding Corp.	$161,529
69,233	Wintrust Financial Corp.(a)	2,196,071

		21,145,856

Commercial Services & Supplies – 2.2%
163,096	Bowne & Co., Inc.	2,713,917
27,200	Comfort Systems USA, Inc.	369,920
1,100	Herman Miller, Inc.	25,663
44,000	IKON Office Solutions, Inc.	481,800
107,500	Spherion Corp.*	531,050
25,741	United Stationers, Inc.*	1,134,921

		5,257,271

Communications Equipment – 0.8%
71,900	3Com Corp.*	171,841
28,800	ADTRAN, Inc.	681,408
17,230	Avocent Corp.*	336,157
24,700	Plantronics, Inc.	615,277
10,900	SeaChange International, Inc.*	78,044

		1,882,727

Computers & Peripherals – 0.8%
5,726	Avid Technology, Inc.*	119,502
19,500	Electronics for Imaging, Inc.*	281,190
51,000	Emulex Corp.*	667,590
36,600	Hutchinson Technology, Inc.*(a)	517,524
9,260	Netezza Corp.*	98,156
3,700	Palm, Inc.	21,312
160,900	Quantum Corp.*	281,575

		1,986,849

Construction & Engineering – 0.3%
45,800	Integrated Electrical Services, Inc.*(a)	766,234
1,100	Michael Baker Corp.*	23,166
400	Perini Corp.*	14,472

		803,872

Consumer Finance – 0.1%
16,900	CompuCredit Corp.*(a)	136,552

Containers & Packaging – 0.5%
3,800	AptarGroup, Inc.	167,770
82,050	Myers Industries, Inc.	1,032,189

		1,199,959

Diversified Consumer Services – 0.9%
21,400	Capella Education Co.*(a)	1,380,086
300	DeVry, Inc.	17,100
9,758	Pre-Paid Legal Services, Inc.*	426,815
3,600	Steiner Leisure Ltd.*	119,124
10,500	Universal Technical Institute, Inc.*(a)	119,070

		2,062,195

Diversified Telecommunication Services – 0.8%
24,700	Atlantic Tele-Network, Inc.	768,911
4,000	IDT Corp. Class B	15,320
2,400	Iowa Telecommunications Services, Inc.	41,568
65,215	Premiere Global Services, Inc.*	946,922
11,882	SureWest Communications	165,279

		1,938,000

Electric Utilities – 2.5%
3,100	Central Vermont Public Service Corp.	72,230
4,800	Cleco Corp.	115,248
141,500	El Paso Electric Co.*	3,193,655
16,100	Otter Tail Corp.	596,988
57,600	Portland General Electric Co.	1,382,400
18,500	Unisource Energy Corp.	577,940

		5,938,461

Electrical Equipment – 3.0%
26,350	A.O. Smith Corp.	815,269
1,800	Acuity Brands, Inc.	86,112
79,000	C&D Technologies, Inc.*(a)	436,080
7,700	Coleman Cable, Inc.*	92,785
53,300	Encore Wire Corp.(a)	1,204,580
19,700	EnerSys*	460,980
76,300	GrafTech International Ltd.*	1,499,295
75,424	LSI Industries, Inc.	826,647
9,400	Powell Industries, Inc.*	395,458
8,200	Power-One, Inc.*	24,518
1,468	Regal-Beloit Corp.	54,448
34,800	Superior Essex, Inc.*	1,034,604
3,200	Vicor Corp.	38,592

		6,969,368

Electronic Equipment & Instruments – 1.9%
27,300	Bell Microproducts, Inc.*(a)	55,965
88,300	Benchmark Electronics, Inc.*	1,569,974
169,200	CTS Corp.	1,903,500
28,200	Insight Enterprises, Inc.*	340,092
18,900	Mercury Computer Systems, Inc.*	151,578
28,371	Methode Electronics, Inc.	307,542
2,600	Plexus Corp.*	62,634

		4,391,285

Energy Equipment & Services – 2.0%
20,400	Bronco Drilling Co., Inc.*	350,880
54,200	Cal Dive International, Inc.*	660,698
5,600	Dawson Geophysical Co.*	405,104
9,272	Exterran Holdings, Inc.*	619,277
34,900	Grey Wolf, Inc.*	218,823
20,700	Gulf Island Fabrication, Inc.	818,478
600	NATCO Group, Inc.*	30,360
17,000	Oil States International, Inc.*	851,020

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND

Shares	Description	Value
Common Stocks – (continued)

Energy Equipment & Services – (continued)
9,747	Pioneer Drilling Co.*	$159,168
38,300	Union Drilling, Inc.*	647,653

		4,761,461

Food & Staples Retailing – 3.2%
30,000	Casey’s General Stores, Inc.	663,900
20,500	Ingles Markets, Inc.	467,810
8,100	Longs Drug Stores Corp.	324,486
43,200	Nash Finch Co.(a)	1,580,256
13,100	Performance Food Group Co.*	438,326
78,927	PriceSmart, Inc.	2,253,366
4,600	Ruddick Corp.	178,020
3,600	The Andersons, Inc.(a)	163,620
2,499	Weis Markets, Inc.	76,744
75,100	Winn-Dixie Stores, Inc.*	1,331,523

		7,478,051

Food Products – 2.5%
16,200	Cal-Maine Foods, Inc.(a)	478,710
156,433	Chiquita Brands International, Inc.*(a)	3,558,851
21,800	Farmer Bros. Co.	538,896
2,100	Flowers Foods, Inc.	54,369
27,179	Fresh Del Monte Produce, Inc.*(a)	861,302
22,666	Imperial Sugar Co.(a)	357,443

		5,849,571

Gas Utilities – 1.8%
71,900	New Jersey Resources Corp.	2,290,015
6,900	Nicor, Inc.	242,328
16,800	Northwest Natural Gas Co.	753,816
6,609	South Jersey Industries, Inc.	241,295
19,900	The Laclede Group, Inc.	752,618

		4,280,072

Health Care Equipment & Supplies – 1.7%
13,000	Analogic Corp.	748,670
2,200	Cantel Medical Corp.*	21,010
50,075	CONMED Corp.*	1,277,914
2,092	Datascope Corp.	78,366
79,000	Invacare Corp.	1,425,160
4,100	Kinetic Concepts, Inc.*	162,606
4,800	Medical Action Industries, Inc.*	78,672
6,100	Merit Medical Systems, Inc.*	89,731
100	SurModics, Inc.*	4,447
3,600	Theragenics Corp.*	15,300
2,400	TranS1, Inc.*(a)	31,320
100	Wright Medical Group, Inc.*	2,792

		3,935,988

Health Care Providers & Services – 1.7%
2,052	AMERIGROUP Corp.*	53,331
92,235	Kindred Healthcare, Inc.*	2,188,737
12,200	Molina Healthcare, Inc.*(a)	302,926
14,800	Owens & Minor, Inc.	670,736
47,906	RehabCare Group, Inc.*	814,402

		4,030,132

Hotels, Restaurants & Leisure – 0.8%
8,900	Bob Evans Farms, Inc.	249,823
3,900	CEC Entertainment, Inc.*	145,080
5,600	Chipotle Mexican Grill, Inc. Class B*	475,832
14,000	Landry’s Restaurants, Inc.	223,580
101,882	Magna Entertainment Corp.*	35,659
25,500	Multimedia Games, Inc.*(a)	108,630
36,957	O’Charley’s, Inc.	428,701
12,900	The Steak n Shake Co.*	102,168

		1,769,473

Household Durables – 1.0%
42,000	American Greetings Corp.	751,800
33,400	Furniture Brands International, Inc.(a)	452,570
30,800	Hooker Furniture Corp.(a)	645,876
42,300	La-Z-Boy, Inc.(a)	269,451
7,100	Tupperware Brands Corp.	279,740

		2,399,437

Household Products – 0.1%
28,000	Central Garden & Pet Co.*	140,560

Industrial Conglomerates – 0.3%
17,800	Standex International Corp.	375,224
15,900	Tredegar Corp.	259,806

		635,030

Insurance – 7.2%
1,900	Alleghany Corp.*	654,509
21,576	American Physicians Capital, Inc.	1,000,047
16,200	AmTrust Financial Services, Inc.	251,910
118,300	Aspen Insurance Holdings Ltd.	3,074,617
34,285	Assured Guaranty Ltd.	867,068
393	CastlePoint Holdings Ltd.	3,615
57,800	CNA Surety Corp.*	764,694
37,700	Flagstone Reinsurance Holdings Ltd.	461,071
500	FPIC Insurance Group, Inc.*	23,265
2,500	Hallmark Financial Services, Inc.*	27,075
52,200	IPC Holdings Ltd.(a)	1,519,542
3,600	LandAmerica Financial Group, Inc.	103,320
134,600	Max Capital Group Ltd.	3,150,986
126,685	Platinum Underwriters Holdings Ltd.	4,544,191
20,200	RAM Holdings Ltd.*	34,744
21,981	Stewart Information Services Corp.	538,315

		17,018,969

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND
Schedule of Investments (continued)
April 30, 2008 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)

Internet & Catalog Retail – 0.0%
100	1-800-FLOWERS.COM, Inc.*	$882
300	Valuevision Media, Inc.*	1,677

		2,559

Internet Software & Services – 1.6%
69,014	AsiaInfo Holdings, Inc.*	839,901
53,400	EarthLink, Inc.*	487,542
46,300	InfoSpace, Inc.	558,378
13,220	Interwoven, Inc.*	148,857
2,700	iPass, Inc.*	7,695
2,300	Keynote Systems, Inc.*	26,565
8,300	RealNetworks, Inc.*	51,128
88,941	S1 Corp.*	601,241
15,400	United Online, Inc.(a)	164,472
79,286	Vignette Corp.*	915,753
1,500	Vocus, Inc.*	41,685

		3,843,217

IT Services – 1.8%
112,305	Ciber, Inc.*	703,029
3,000	iGATE Corp.*	24,390
45,800	Lionbridge Technologies, Inc.*	135,110
115,200	MPS Group, Inc.*	1,236,096
1,800	RightNow Technologies, Inc.*	21,546
46,800	Sapient Corp.*	333,216
900	SI International, Inc.*	20,646
73,000	TNS, Inc.*	1,679,000

		4,153,033

Leisure Equipment & Products – 0.4%
27,200	Callaway Golf Co.	373,728
900	JAKKS Pacific, Inc.*	21,141
12,108	Polaris Industries, Inc.(a)	563,627

		958,496

Life Sciences Tools & Services – 0.8%
14,600	Albany Molecular Research, Inc.*	169,652
2,300	Bio-Rad Laboratories, Inc.*	191,705
7,800	Cambrex Corp.	45,630
28,300	eResearchTechnology, Inc.*	344,694
44,583	Pharmanet Development Group, Inc.*	1,063,750
1,400	Varian, Inc.*	71,302

		1,886,733

Machinery – 3.2%
10,900	Ampco-Pittsburgh Corp.	492,898
30,065	CIRCOR International, Inc.	1,448,231
5,700	FreightCar America, Inc.	218,880
3,000	Kadant, Inc.*	78,240
19,800	L.B. Foster Co.*	635,580
1,300	Lindsay Corp.	135,356
2,400	Mueller Industries, Inc.	77,688
2,900	NACCO Industries, Inc.	260,710
67,900	Tecumseh Products Co.*	2,127,307
20,400	Tennant Co.	696,252
28,426	The Gorman-Rupp Co.(a)	995,763
1,800	The Greenbrier Cos., Inc.	40,950
8,244	Titan Machinery, Inc.*	150,123
25,500	TriMas Corp.*	157,335
2,400	Wabash National Corp.	20,112

		7,535,425

Marine – 0.2%
10,280	TBS International Ltd.*(a)	413,050

Media – 1.6%
84,800	Belo Corp.	856,480
5,200	Cox Radio, Inc.*	60,476
1,751	Granite Broadcasting Corp.*	22,763
6,300	Journal Communications, Inc.	36,288
9,100	Lee Enterprises, Inc.(a)	70,343
73,500	Lin TV Corp.*	736,470
10,400	Media General, Inc.(a)	152,672
17,051	Salem Communications Corp.	57,973
58,600	Scholastic Corp.*	1,649,590

		3,643,055

Metals & Mining – 2.3%
19,800	Compass Minerals International, Inc.(a)	1,247,400
15,400	Horsehead Holding Corp.*	215,908
18,600	Olympic Steel, Inc.	952,320
16,800	Schnitzer Steel Industries, Inc.	1,478,400
1,900	Stillwater Mining Co.*	26,942
1,800	Universal Stainless & Alloy Products, Inc.*	68,868
82,968	Worthington Industries, Inc.(a)	1,494,254

		5,484,092

Multi-Utilities – 0.9%
255,900	Aquila, Inc.*	921,240
3,200	Black Hills Corp.	124,832
30,500	CH Energy Group, Inc.(a)	1,078,480

		2,124,552

Oil, Gas & Consumable Fuels – 6.1%
3,100	Alpha Natural Resources, Inc.*	150,815
1,200	Approach Resources, Inc.*	22,740
2,900	Arlington Tankers Ltd.	64,873
4,900	Berry Petroleum Co.	242,648
24,600	Bois d’Arc Energy, Inc.*	587,940
3,800	Callon Petroleum Co.*	76,000
17,800	Concho Resources, Inc.*	490,746
4,100	Delek US Holdings, Inc.	45,223
64,500	Energy Partners Ltd.*(a)	783,675
16,300	General Maritime Corp.(a)	425,919
6,100	Golar LNG Ltd.	122,366
45,900	Harvest Natural Resources, Inc.*	435,591
6,000	International Coal Group, Inc.*(a)	47,760
3,500	Knightsbridge Tankers Ltd.	101,010
27,800	Mariner Energy, Inc.*	766,168

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND

Shares	Description	Value
Common Stocks – (continued)

Oil, Gas & Consumable Fuels – (continued)
4,800	Nordic American Tanker Shipping Ltd.(a)	$161,856
1,200	Petroleum Development Corp.*	90,276
1,600	Rex Energy Corp.*	34,720
96,100	Rosetta Resources, Inc.*	2,094,019
93,370	Stone Energy Corp.*	5,689,968
32,700	Swift Energy Co.*	1,704,978
2,900	Teekay Tankers Ltd.	58,522
7,900	World Fuel Services Corp.	194,024

		14,391,837

Personal Products – 0.0%
5,200	Elizabeth Arden, Inc.*	96,252

Pharmaceuticals – 0.3%
7,300	Caraco Pharmaceutical Laboratories Ltd.*	120,304
28,700	Par Pharmaceutical Cos., Inc.*	489,335

		609,639

Real Estate Investment Trusts – 9.3%
28,156	Agree Realty Corp.	750,076
25,600	AMB Property Corp.(b)	1,478,400
138,128	Anthracite Capital, Inc.(a)	1,077,398
26,628	Associated Estates Realty Corp.	322,199
39,800	BioMed Realty Trust, Inc.	1,034,800
343,077	DCT Industrial Trust, Inc.	3,430,770
11,300	EastGroup Properties, Inc.	539,123
12,469	Entertainment Properties Trust(a)	665,346
5,200	Equity Lifestyle Properties, Inc.	257,088
2,951	Franklin Street Properties Corp.	43,586
6,900	LTC Properties, Inc.	187,887
4,845	National Health Investors, Inc.(a)	148,208
33,100	Nationwide Health Properties, Inc.	1,192,262
116,200	Post Properties, Inc.	4,264,540
51,391	Potlatch Corp.	2,302,831
108,900	Realty Income Corp.(a)	2,865,159
24,100	Senior Housing Properties Trust	577,195
9,500	Taubman Centers, Inc.	538,365
8,740	Universal Health Realty Income Trust	293,140

		21,968,373

Real Estate Management & Development – 0.4%
12,100	Jones Lang LaSalle, Inc.	939,081

Road & Rail – 1.8%
37,800	Arkansas Best Corp.(a)	1,492,344
9,300	Dollar Thrifty Automotive Group, Inc.*	122,667
32,938	Marten Transport Ltd.*	536,889
2,800	Saia, Inc.*	38,668
8,000	Universal Truckload Services, Inc.*	167,760
90,600	Werner Enterprises, Inc.(a)	1,762,170

		4,120,498

Semiconductors & Semiconductor Equipment – 1.0%
10,600	Brooks Automation, Inc.*	109,816
8,700	Cabot Microelectronics Corp.*	296,235
12,100	Credence Systems Corp.*	12,584
4,800	Cymer, Inc.*	124,752
12,900	Entegris, Inc.*	97,266
28,600	OmniVision Technologies, Inc.*(a)	458,744
115,863	Skyworks Solutions, Inc.*	1,006,850
10,000	Zoran Corp.*	131,600

		2,237,847

Software – 3.4%
13,300	Actuate Corp.*	54,131
35,800	Advent Software, Inc.*(a)	1,426,988
3,500	Blackbaud, Inc.	82,215
51,100	Bottomline Technologies, Inc.*	544,215
1,600	Intervoice, Inc.*	10,032
44,300	JDA Software Group, Inc.*	837,270
97,800	Lawson Software, Inc.*	781,422
67,100	Magma Design Automation, Inc.*	626,043
14,318	Manhattan Associates, Inc.*	372,411
6,300	Mentor Graphics Corp.*	63,441
9,700	MicroStrategy, Inc.*	860,681
6,600	MSC.Software Corp.*	80,388
31,400	Phoenix Technologies Ltd.*	370,206
5,200	PROS Holdings, Inc.*	60,736
28,188	QAD, Inc.	214,229
23,800	Quest Software, Inc.*	317,016
2,500	Renaissance Learning, Inc.	35,150
93,000	Secure Computing Corp.*	615,660
26,600	Sonic Solutions*(a)	244,454
700	SPSS, Inc.*	29,568
15,700	Taleo Corp.*	306,150

		7,932,406

Specialty Retail – 3.0%
24,500	Aeropostale, Inc.*	778,855
3,598	Asbury Automotive Group, Inc.	59,907
44,500	AutoNation, Inc.*	712,445
5,836	Blockbuster, Inc.*	17,041
25,187	Brown Shoe Co., Inc.	420,119
4,200	Group 1 Automotive, Inc.	112,056
1,300	Haverty Furniture Cos., Inc.	11,869
900	J. Crew Group, Inc.*	42,750
40,900	Pier 1 Imports, Inc.*	319,020
10,900	Stage Stores, Inc.	171,566
57,278	The Buckle, Inc.(a)	2,782,565
17,400	The Gymboree Corp.*	752,028
44,200	Zale Corp.*(a)	915,824

		7,096,045

Textiles, Apparel & Luxury Goods – 1.5%
12,300	Columbia Sportswear Co.(a)	516,108
1,800	Deckers Outdoor Corp.*(a)	248,526
19,000	Fossil, Inc.*	680,010
13,200	Kenneth Cole Productions, Inc.	254,100
21,100	Movado Group, Inc.	460,824

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND
Schedule of Investments (continued)
April 30, 2008 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)

Textiles, Apparel & Luxury Goods – (continued)
12,600	The Warnaco Group, Inc.*	$581,364
27,617	Wolverine World Wide, Inc.	793,713

		3,534,645

Thrifts & Mortgage Finance – 2.4%
95,152	Bank Mutual Corp.	1,064,751
29,837	Flushing Financial Corp.	582,418
262,221	Provident Financial Services, Inc.	4,046,070

		5,693,239

Tobacco – 0.9%
34,100	Universal Corp.(a)	2,188,879

Trading Companies & Distributors – 1.0%
300	Applied Industrial Technologies, Inc.	7,248
50,758	Kaman Corp.	1,375,542
52,114	Rush Enterprises, Inc.*(a)	840,078

		2,222,868

Wireless Telecommunication Services – 0.3%
113,073	USA Mobility, Inc.*	807,341

TOTAL COMMON STOCKS
(Cost $239,260,062)		$233,088,243

	Expiration
Units	Month	Value
Warrants* – 0.0%

Granite Broadcasting Corp.
4,378	06/2012	$1,751
635	06/2012	159

TOTAL WARRANTS
(Cost $263,962)		$1,910

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL
(Cost $239,524,024)		$233,090,153

	Interest
Shares	Rate	Value
Securities Lending Collateral(c) – 17.4%

Boston Global Investment Trust — Enhanced Portfolio
40,962,088	2.642%	$40,962,088
(Cost $40,962,088)

TOTAL INVESTMENTS – 116.6%
(Cost $280,486,112)		$274,052,241

LIABILITIES IN EXCESS OF OTHER ASSETS – (16.6)%		(38,941,510)

NET ASSETS – 100.0%		$235,110,731

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2008.
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND

ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At April 30, 2008, the following futures contracts were open:

	Number of
	Contracts	Settlement	Notional	Unrealized
Type	Long	Month	Value	Gain

Russell Mini 2000 Index	15	June 2008	$1,076,250	$19,111

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED SMALL CAP FUNDS
Statements of Assets and Liabilities
April 30, 2008 (Unaudited)

	Structured Small	Structured Small
	Cap Growth Fund	Cap Value Fund

Assets:

Investments in securities, at value (identified cost $60,724,923 and $239,524,024, respectively)(a)	$59,663,548	$233,090,153
Securities lending collateral, at value which equals cost	4,980,050	40,962,088
Cash	54,946	2,384,926
Receivables:
Investment securities sold	2,071,962	2,273,086
Dividends and interest	18,938	144,581
Reimbursement from adviser	39,550	48,792
Securities lending income	14,320	41,138
Fund shares sold	10,646	33,494
Other assets	649	2,692

Total assets	66,854,609	278,980,950

Liabilities:

Payables:
Payable upon return of securities loaned	4,980,050	40,962,088
Investment securities purchased	1,880,948	1,313,863
Fund shares repurchased	168,152	1,001,831
Amounts owed to affiliates	74,784	312,980
Due to broker-variation margin	570	2,850
Accrued expenses	265,906	276,607

Total liabilities	7,370,410	43,870,219

Net Assets:

Paid-in capital	70,736,336	275,591,991
Accumulated undistributed (distributions in excess of) net investment income (loss)	(121,583)	724,503
Accumulated net realized loss from investment and futures transactions	(10,089,033)	(34,791,003)
Net unrealized loss on investments and futures	(1,041,521)	(6,414,760)

NET ASSETS	$59,484,199	$235,110,731

Net Assets:
Class A	$28,872,938	$124,928,050
Class B	16,802,795	67,565,372
Class C	7,965,850	40,681,183
Institutional	5,816,476	1,909,791
Service	8,225	7,890
Class IR	8,966	9,231
Class R	8,949	9,214

Total Net Assets	$59,484,199	$235,110,731

Shares Outstanding $0.001 par value (unlimited shares authorized):
Class A	1,674,015	37,033,688
Class B	1,110,004	28,203,351
Class C	521,903	15,087,956
Institutional	308,080	462,240
Service	437	1,923
Class IR	519	2,734
Class R	519	2,734

Net asset value, offering and redemption price per share:(b)
Class A	$17.25	$3.37
Class B	15.14	2.40
Class C	15.26	2.70
Institutional	18.88	4.13
Service	18.81	4.10
Class IR	17.26	3.38
Class R	17.23	3.37

(a)	Includes loaned securities having a market value of $4,799,704 and $39,299,103 for the Structured Small Cap Growth and the Structured Small Cap Value Funds, respectively.
(b)	Maximum public offering price per share (NAV per share multiplied by 1.0582) for Class A Shares of the Structured Small Cap Growth and Structured Small Cap Value Funds is $18.25 and $3.57, respectively. At redemption, Class B and Class C shares may be subject to a contingent deferred sales charge assessed on the amount equal to the lesser of the current NAV or the original purchase price of the shares.
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED SMALL CAP FUNDS
Statements of Operations
For the Six Months Ended April 30, 2008 (Unaudited)

	Structured Small	Structured Small
	Cap Growth Fund	Cap Value Fund

Investment income:

Dividends(a)	$234,394	$2,335,840
Interest (including securities lending income of $76,351 and $254,122, respectively)	78,586	254,197

Total investment income	312,980	2,590,037

Expenses:

Management fees	283,903	1,193,841
Distribution and Service fees(c)	182,270	838,416
Transfer Agent fees(c)	58,610	264,118
Registration fees	100,917	116,227
Printing fees	31,754	55,519
Custody and accounting fees	35,297	52,416
Professional fees	41,879	39,931
Trustee fees	6,882	6,882
Service share fees — Service Plan	10	10
Service share fees — Shareholder Administration Plan	10	10
Other	25,086	34,522

Total expenses	766,618	2,601,892

Less — expense reductions	(255,201)	(364,134)

Net expenses	511,417	2,237,758

NET INVESTMENT INCOME (LOSS)	(198,437)	352,279

Realized and unrealized gain (loss) from investment and futures transactions:

Net realized loss from:
Investment transactions	(10,033,556)	(34,098,101)
Futures transactions	(11,603)	(92,023)
Net change in unrealized gain (loss) on:
Investments	(5,878,396)	(26,762,675)
Futures	15,943	19,111

Net realized and unrealized loss from investment and futures transactions	(15,907,612)	(60,933,688)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(16,106,049)	$(60,581,409)

(a)	For the Structured Small Cap Value Fund foreign taxes withheld on dividends were $159.
(b)	Commenced operations on November 30, 2007.
(c)	Class specific Distribution and Service and Transfer Agent fees were as follows:

	Distribution and Service Fees				Transfer Agent Fees

Fund	Class A	Class B	Class C	Class R(b)	Class A	Class B	Class C	Institutional	Service	Class IR(b)	Class R(b)

Structured Small Cap Growth	$39,619	$98,025	$44,607	$19	$30,111	$18,625	$8,475	$1,383	$2	$7	$7
Structured Small Cap Value	182,590	411,015	244,792	19	138,768	78,093	46,511	730	2	7	7
The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED SMALL CAP FUNDS
Statements of Changes in Net Assets

	Structured Small Cap Growth Fund		Structured Small Cap Value Fund

	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	April 30, 2008	October 31,	April 30, 2008	October 31,
	(Unaudited)	2007	(Unaudited)	2007

From operations:

Net investment income (loss)	$(198,437)	$(1,047,783)	$352,279	$(3,551,507)
Net realized gain (loss) from investment and futures transactions	(10,045,159)	34,132,326	(34,190,124)	244,286,942
Net change in unrealized loss on investments and futures	(5,862,453)	(15,247,578)	(26,743,564)	(193,185,903)

Net increase (decrease) in net assets from operations	(16,106,049)	17,836,965	(60,581,409)	47,549,532

Distributions to shareholders:

From net investment income
Class A Shares	—	—	—	(545,907)
Institutional Shares	—	—	—	(181,650)
From net realized gains
Class A Shares	(15,008,970)	(2,721,417)	(119,588,941)	(28,831,833)
Class B Shares	(10,387,958)	(1,791,591)	(74,759,944)	(20,338,283)
Class C Shares	(4,715,050)	(776,213)	(44,108,532)	(10,327,694)
Institutional Shares	(2,800,609)	(958,256)	(2,055,733)	(2,739,649)
Service Shares	(3,706)	—	(5,521)	—
Class IR Shares(a)	(4,247)	—	(6,898)	—
Class R Shares(a)	(4,247)	—	(6,898)	—

Total distributions to shareholders	(32,924,787)	(6,247,477)	(240,532,467)	(62,965,016)

From share transactions:

Net proceeds from sales of shares	4,391,273	19,497,453	17,896,215	75,711,267
Reinvestment of dividends and distributions	31,578,327	5,908,251	223,144,386	56,145,279
Cost of shares repurchased	(26,315,057)	(48,702,026)	(121,705,722)	(257,520,467)

Net increase (decrease) in net assets resulting from share transactions	9,654,543	(23,296,322)	119,334,879	(125,663,921)

TOTAL DECREASE	(39,376,293)	(11,706,834)	(181,778,997)	(141,079,405)

Net assets:

Beginning of period	98,860,492	110,567,326	416,889,728	557,969,133

End of period	$59,484,199	$98,860,492	$235,110,731	$416,889,728

Accumulated undistributed (distributions in excess of) net investment income (loss)	$(121,583)	$76,854	$724,503	$372,224

(a)	Commenced operations on November 30, 2007.
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED SMALL CAP FUNDS
Notes to Financial Statements
April 30, 2008 (Unaudited)
1. ORGANIZATION
Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust includes the Structured Small Cap Growth Fund and Structured Small Cap Value Fund (collectively, the “Funds” or individually a “Fund”). Each Fund is a diversified portfolio offering seven classes of shares — Class A, Class B, Class C, Institutional, Service, Class IR and Class R Shares. Class IR and Class R Shares of the Funds commenced operations on November 30, 2007. Class A Shares of the Funds are sold with a front-end sales charge of up to 5.50%. Class B Shares of the Funds are sold with a contingent deferred sales charge that declines from 5.00% to zero, depending upon the period of time the shares are held. Class C Shares of the Funds are sold with a contingent deferred sales charge of 1.00% during the first 12 months. Institutional, Service, Class IR and Class R Shares of the Funds are not subject to a sales charge. Goldman, Sachs & Co. (“Goldman Sachs”) serves as distributor of the Funds and receives such sales charges of which a certain portion may be retained.
     Goldman Sachs Asset Management, L.P., (“GSAM”), an affiliate of Goldman Sachs, serves as investment adviser pursuant to a Management Agreement (the “Agreement”) with the Trust on behalf of the Funds.
     On June 25, 2007, pursuant to an Agreement and Plan of Reorganization (the “Reorganization Agreement”) approved by the Trust’s Board of Trustees on November 9, 2006, all of the assets, subject to liabilities, of the AXA Enterprise Small Company Value Fund and the AXA Enterprise Small Company Growth Fund (the “Predecessor Funds”) were transferred to the Structured Small Cap Growth Fund and the Structured Small Cap Value Fund, respectively, in exchange for shares of beneficial interest of the Funds’ Class A, Class B, Class C and Institutional shares of equal value as of the close of business on June 22, 2007. Holders of Class A, Class B and Class C shares of the Predecessor Funds received Class A, Class B, and Class C shares of the Funds and holders of Class Y shares of the Predecessor Funds received Institutional shares of the Funds, in each case in an amount equal to the aggregate net asset value of their investment in the Predecessor Funds. The exchange was a tax-free event to shareholders. The Predecessor Funds were the accounting survivors in the reorganization and, as such, the financial highlights reflect the financial information of the Predecessor Funds through June 22, 2007. On the date of the exchange, the Funds created Service Class shares. Refer to the Other Matters footnote for details of the reorganization.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.
A. Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services or broker/dealer-supplied valuations. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available or are deemed not to reflect market value by GSAM are valued at fair value using methods approved by the Trust’s Board of Trustees.
     In addition, GSAM, consistent with its procedures and applicable regulatory guidance, may determine to make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events, to reflect what it believes to be the fair value of the securities at the time of determining the Funds’ NAV. Significant events that could affect

GOLDMAN SACHS STRUCTURED SMALL CAP FUNDS
Notes to Financial Statements (continued)
April 30, 2008 (Unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, earnings; significant litigation and regulatory news such as governmental approvals.
B. Security Transactions and Investment Income — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.
     Net investment income (other than class-specific expenses) and unrealized and realized gains or losses are allocated daily to each class of shares of the respective Fund based upon the relative proportion of net assets of each class.
C. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds on a straight-line and/or “pro-rata” basis depending upon the nature of the expense.
     Class A, Class B, Class C and Class R shareholders of the Funds bear all expenses and fees relating to their respective Distribution and Service Plans. Service Shares bear all expenses and fees relating to their Service and Shareholder Administration Plans. Each class of shares of the Funds separately bears its respective class-specific Transfer Agency fees.
     The Trustees of the Predecessor Trust had approved the payment of certain expenses using brokerage service arrangements. These payments were reflected on the Statements of Operations as “fees paid indirectly” for the periods prior to June 22, 2007. Effective June 25, 2007, the Fund’s discontinued such policy.
D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually. Net capital losses, if any, are carried forward to future years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gain distributions.
     The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with Federal income tax rules, which may differ from U.S. generally accepted accounting principles. Therefore, the source of each Fund’s distributions may be shown in the accompanying financial statements as either from net investment income, net realized gain, or as a tax return of capital.
     In addition, distributions paid by the Funds’ investments in real estate investment trusts (“REITs”) often include a “return of capital” which is recorded by the Funds as a reduction of the cost basis of the securities held. The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, a REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the Funds’ distributions is deemed a return of capital and is generally not taxable to shareholders.
     The Funds adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”) on April 30, 2008. FIN 48 establishes financial accounting and disclosure requirements for recognition and measurement of tax positions taken or expected to be taken on an income tax return. GSAM has reviewed the tax positions for the open tax years (tax years ended October 31, 2004-2007) and determined that the implementation of FIN 48 did not have a material impact on the Funds’ financial statements.
E. Futures Contracts — The Funds may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price, or

GOLDMAN SACHS STRUCTURED SMALL CAP FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds are required to segregate cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Funds, dependent on the fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Funds realize a gain or loss which is reported in the Statements of Operations.
     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss.
F. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian or designated subcustodians under triparty repurchase agreements.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. In addition, the Funds’ credit exposure is allocated to the underlying repurchase counterparties on a pro-rata basis. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.
G. Segregation Transactions — The Funds may enter into certain derivative or other transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Funds are required to segregate liquid assets with a current value equal to or greater than the market value of the corresponding transactions.
3. AGREEMENTS
A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trust’s Board of Trustees.
     As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Funds’ business affairs, including providing facilities, GSAM is entitled to a fee (“Management fee”) computed daily and payable monthly, equal to an annual percentage rate of each Fund’s average daily net assets.
     For the six months ended April 30, 2008, GSAM’s contractual Management fees are listed below along with the effective rate for the period:

	Contractual Management Rate			Effective Net
Management
	First	Over	Effective	Rate
Fund	$2 billion	$2 billion	Rate	(after waiver)

Structured Small Cap Growth and Structured Small Cap Value	0.85%	0.77%	0.85%	0.81%*

*	GSAM voluntarily agreed to waive a portion of its management fee in order to achieve an effective rate of 0.81% as an annual percentage rate of average daily net assets of Structured Small Cap Growth and Structured Small Cap Value Funds, respectively, for the six months ended April 30, 2008.

GOLDMAN SACHS STRUCTURED SMALL CAP FUNDS
Notes to Financial Statements (continued)
April 30, 2008 (Unaudited)

3. AGREEMENTS (continued)
B. Distribution Agreement and Service Plan — The Trust, on behalf of each Fund, has adopted Distribution and Service Plans (the “Plans”). Goldman Sachs and/or authorized dealers are entitled to a monthly fee for distribution services equal to, on an annual basis, 0.25%, 0.75%, 0.75%, and 0.50% of the average daily net assets attributable to Class A, Class B, Class C and Class R Shares, respectively. Additionally, Goldman Sachs and/or authorized dealers are entitled to receive, under the Plans, a separate fee for personal and account maintenance services equal to, on an annual basis, 0.25% of the average daily net assets attributable to Class B and Class C Shares. With respect to Class A and Class R Shares, the distributor at its discretion may use compensation for distribution services paid under the Plans to compensate service organizations for personal and account maintenance services and expenses so long as such total compensation under the Plans does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.
     Goldman Sachs serves as Distributor of the shares of the Funds pursuant to a Distribution Agreement. Goldman Sachs may retain a portion of the Class A sales load and Class B and Class C contingent deferred sales charges. During the six months ended April 30, 2008, Goldman Sachs advised the Funds that it retained the following approximate amounts:

	Front End	Contingent Deferred
	Sales Load	Sales Charge

Fund	Class A	Class B	Class C

Structured Small Cap Growth	$1,200	$—	$—

Structured Small Cap Value	5,000	—	—

C. Transfer Agency Agreement — Goldman Sachs serves as the Transfer Agent of the Funds for a fee. The fees charged for such transfer agency services are calculated daily and payable monthly at an annual rate as follows: 0.19% of the average daily net assets for Class A, Class B, Class C, Class IR and Class R Shares and 0.04% of the average daily net assets for Institutional and Service Shares.
D. Service Plan and Shareholder Administration Plan — The Trust, on behalf of each Fund, has adopted a Service Plan and Shareholder Administration Plan for Service Shares. These plans allow for Service Shares to compensate service organizations for providing varying levels of personal and account administration and shareholder administration services to their customers who are beneficial owners of such shares. The Service Plan and Shareholder Administration Plan each provide for compensation to the service organizations in an amount equal to, on an annualized basis, 0.25%, of the average daily net assets of the Funds’ Service Shares.
E. Other Agreements — GSAM has voluntarily agreed to limit certain “Other Expenses” (excluding Management fees, Distribution and Service fees, Transfer Agency fees and expenses, Service Share fees, taxes, interest, brokerage fees and litigation, indemnification, shareholder meetings and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) to the extent that such expenses exceed, on an annual basis 0.004% of the average daily net assets of each Fund. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any.
     For the six months ended April 30, 2008, GSAM has voluntarily agreed to waive certain management fees and agreed to reimburse other expenses. In addition, the Funds have entered into certain offset arrangements with the custodian and the transfer agent resulting in a reduction in the Funds’ expenses. These expense reductions were as follows (in thousands):

		Transfer
		Agent Fee
	Management Fee	Expense	Other Expense	Total Expense
Fund	Waiver	Credits	Reimbursement	Reductions

Structured Small Cap Growth	$12	$3	$240	$255

Structured Small Cap Value	56	8	300	364

GOLDMAN SACHS STRUCTURED SMALL CAP FUNDS

3. AGREEMENTS (continued)
     At April 30, 2008, the amounts owed to affiliates were as follows (in thousands):

	Management	Distribution and	Transfer
Fund	Fees	Service Fees	Agent Fees	Total

Structured Small Cap Growth	$40	$26	$9	$75

Structured Small Cap Value	159	117	37	313

4. PORTFOLIO SECURITIES TRANSACTIONS
The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended April 30, 2008, were as follows:

Fund	Purchases	Sales and Maturities

Structured Small Cap Growth	$48,590,923	$73,089,519

Structured Small Cap Value	183,768,896	311,382,873

     For the six months ended April 30, 2008, Goldman Sachs earned approximately $100 and $500 of brokerage commissions from portfolio transactions, including futures transactions executed with Goldman Sachs as the Futures Commission Merchant, on behalf of the Structured Small Cap Growth and Structured Small Cap Value Funds, respectively.
5. SECURITIES LENDING
Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), formerly Boston Global Advisors, a wholly owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ security lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds bear the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.
     The Funds invest the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust (“Enhanced Portfolio”), a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Act and is managed by GSAM, for which GSAM receives an investment advisory fee of up to 0.10% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in money market instruments, but is not a “money market fund” subject to the requirements of Rule 2a-7 of the Act. The Funds bear the risk of incurring a loss from the investment of cash collateral due to either credit or market factors.
     Both the Funds and GSAL receive compensation relating to the lending of the Funds’ securities. The amounts earned by the Funds for the six months ended April 30, 2008, are reported parenthetically under Investment Income on the Statements of Operations.

GOLDMAN SACHS STRUCTURED SMALL CAP FUNDS
Notes to Financial Statements (continued)
April 30, 2008 (Unaudited)
5. SECURITIES LENDING (continued)
     The table below details securities lending activity as of, and for the six months ended April 30, 2008:

	Earnings of GSAL	Earnings Received
	Relating to	by the Funds	Amount Payable to
	Securities	From Lending to	Goldman Sachs
	Loaned for the six	Goldman Sachs for the	Upon Return of
	months ended	six months ended	Securities Loaned as of
Fund	April 30, 2008	April 30, 2008	April 30, 2008

Structured Small Cap Growth	$8,524	$2,551	$1,349,839

Structured Small Cap Value	28,738	4,052	3,910,208

6. TAX INFORMATION
At April 30, 2008, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Structured Small	Structured Small
	Cap Growth	Cap Value

Tax Cost	$65,668,138	$280,712,009

Gross unrealized gain	13,630,142	23,525,422
Gross unrealized loss	(14,654,682)	(30,185,190)

Net unrealized security loss	$(1,024,540)	$(6,659,768)

     The difference between book-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales, mark-to-market gains on section 1256 contracts and the difference in tax treatment of partnership investments as of the most recent fiscal year end.
7. OTHER MATTERS
Indemnifications — Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds believe the risk of loss under these arrangements to be minimal.
Mergers and Reorganizations — At a meeting held on November 9, 2006, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization the (“Reorganization Agreement”) providing for the tax-free acquisition of the AXA Enterprise Small Company Growth Fund by the Structured Small Cap Growth Fund. The acquisition was completed on June 25, 2007, as of the close of business on June 22, 2007.

GOLDMAN SACHS STRUCTURED SMALL CAP FUNDS

7. OTHER MATTERS (continued)
     Pursuant to the Reorganization Agreement, the assets and liabilities of the AXA Enterprise Small Company Growth Fund’s Class A, Class B, Class C and Class Y Shares were transferred into the Structured Small Cap Growth Fund’s Class A, Class B, Class C and Institutional Class Shares, respectively, in a tax-free exchange as follows:

	Exchanged Shares		Predecessor Fund’s
	of the Fund	Value of	Shares Outstanding
The Fund/Predecessor Fund	Issued	Exchanged Shares	as of June 22, 2007

Structured Small Cap Growth Class A/
AXA Enterprise Small Company Growth Class A	1,352,008	$49,389,038	1,352,008

Structured Small Cap Growth Class B/
AXA Enterprise Small Company Growth Class B	869,213	29,653,689	869,213

Structured Small Cap Growth Class C/
AXA Enterprise Small Company Growth Class C	398,447	13,654,059	398,447

Structured Small Cap Growth Institutional Class/
AXA Enterprise Small Company Growth Class Y	560,268	21,524,964	560,268

     The following chart shows the Fund’s and Predecessor Fund’s aggregate net assets (immediately before and after the completion of the reorganization) and the Predecessor Fund’s unrealized appreciation.

		Predecessor	The Fund’s
	The Fund’s	Fund’s	Aggregate
	Aggregate	Aggregate	Net Assets	Predecessor
	Net Assets	Net Assets	Immediately	Fund’s
	before	before	after	Unrealized
Fund/Predecessor Fund	reorganization	reorganization	reorganization	Appreciation

Structured Small Cap Growth/
AXA Enterprise Small Company Growth	$—	$114,221,750	$114,221,750	$9,883,297

     At a meeting held on November 9, 2006, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization the (“Reorganization Agreement”) providing for the tax-free acquisition of the AXA Enterprise Small Company Value Fund by the Structured Small Cap Value Fund. The acquisition was completed on June 25, 2007, as of the close of business on June 22, 2007.
     Pursuant to the Agreement, the assets and liabilities of the AXA Enterprise Small Company Value Fund’s Class A, Class B, Class C and Class Y Shares were transferred into the Structured Small Cap Value Fund’s Class A, Class B, Class C and Institutional Class Shares, respectively, in a tax-free exchange as follows:

	Exchanged Shares		Predecessor Fund’s
	of the Fund	Value of	Shares Outstanding
The Fund/Predecessor Fund	Issued	Exchanged Shares	as of June 22, 2007

Structured Small Cap Value Class A/
AXA Enterprise Small Company Value Class A	19,207,742	$263,329,774	19,207,742

Structured Small Cap Value Class B/
AXA Enterprise Small Company Value Class B	12,805,298	160,313,373	12,805,298

Structured Small Cap Value Class C/
AXA Enterprise Small Company Value Class C	6,645,525	85,718,602	6,645,525

Structured Small Cap Value Institutional Class/
AXA Enterprise Small Company Value Class Y	2,040,326	29,876,387	2,040,326

GOLDMAN SACHS STRUCTURED SMALL CAP FUNDS
Notes to Financial Statements (continued)
April 30, 2008 (Unaudited)
7. OTHER MATTERS (continued)
The following chart shows the Fund’s and Predecessor Fund’s aggregate net assets (immediately before and after the completion of the reorganization) and the Predecessor Fund’s unrealized appreciation.

		Predecessor	The Fund’s
	The Fund’s	Fund’s	Aggregate
	Aggregate	Aggregate	Net Assets	Predecessor
	Net Assets	Net Assets	Immediately	Fund’s
	before	before	after	Unrealized
Fund/Predecessor Fund	reorganization	reorganization	reorganization	Appreciation

Structured Small Cap Value/
AXA Enterprise Small Company Value	$—	$539,238,136	$539,238,136	$81,708,818

C. New Accounting Pronouncements — On September 15, 2006, the FASB released Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), which provides enhanced guidance for using fair value to measure assets and liabilities. FAS 157 requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity’s financial performance. FAS 157 does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. GSAM does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required.
     In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Funds’ financial statement disclosures.

GOLDMAN SACHS STRUCTURED SMALL CAP FUNDS

8. SUBSEQUENT EVENT
Effective May 2008, the Funds participate in a $700,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and registered investment companies having management agreements with GSAM or affiliates. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. The committed facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized.

GOLDMAN SACHS STRUCTURED SMALL CAP FUNDS
Notes to Financial Statements (continued)
April 30, 2008 (Unaudited)
9. SUMMARY OF SHARE TRANSACTIONS
Share activity is as follows:

	Structured Small Cap Growth Fund

	For the Six Months Ended
	April 30, 2008		For the Year Ended
	(Unaudited)		October 31, 2007

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	146,973	$2,728,123	354,567	$12,028,354
Reinvestment of dividends and distributions	748,144	14,551,397	81,688	2,608,231
Shares converted from Class B(a)	57,835	1,153,824	—	—
Shares redeemed	(522,133)	(12,292,415)	(649,024)	(22,622,558)

	430,819	6,140,929	(212,769)	(7,985,973)

Class B Shares
Shares sold	42,846	732,199	65,034	2,081,967
Reinvestment of dividends and distributions	579,276	9,917,194	55,986	1,673,999
Shares converted to Class A(a)	(64,959)	(1,153,824)	—	—
Shares redeemed	(222,548)	(3,819,942)	(335,278)	(10,773,152)

	334,615	5,675,627	(214,258)	(7,017,186)

Class C Shares
Shares sold	43,134	748,019	62,757	2,007,015
Reinvestment of dividends and distributions	255,753	4,414,297	23,056	692,475
Shares redeemed	(128,185)	(2,321,813)	(164,006)	(5,360,062)

	170,702	2,840,503	(78,193)	(2,660,572)

Institutional Shares
Shares sold	7,074	162,932	94,277	3,370,117
Reinvestment of dividends and distributions	126,211	2,683,239	27,867	933,546
Shares redeemed	(236,000)	(7,880,887)	(266,650)	(9,946,254)

	(102,715)	(5,034,716)	(144,506)	(5,642,591)

Service Shares(b)
Shares sold	—	—	263	10,000
Reinvestment of dividends and distributions	174	3,706	—	—

	174	3,706	263	10,000

Class IR Shares(c)
Shares sold	301	10,000	—	—
Reinvestment of dividends and distributions	218	4,247	—	—

	519	14,247	—	—

Class R Shares(c)
Shares sold	301	10,000	—	—
Reinvestment of dividends and distributions	218	4,247	—	—

	519	14,247	—	—

NET INCREASE (DECREASE)	834,633	$9,654,543	(649,463)	$(23,296,322)

(a)	Class B Shares automatically convert into Class A Shares on or about the fifteenth day of the last month of the calendar quarter that is eight years after the initial purchase date of either the Fund or another Goldman Sachs Fund.
(b)	Commenced operations on June 25, 2007.
(c)	Commenced operations on November 30, 2007.

GOLDMAN SACHS STRUCTURED SMALL CAP FUNDS

Structured Small Cap Value Fund

For the Six Months Ended
April 30, 2008		For the Year Ended
(Unaudited)		October 31, 2007

Shares	Dollars	Shares	Dollars

2,079,099	$8,474,334	4,031,800	$52,235,688
31,181,943	114,749,527	2,119,140	26,001,762
865,471	4,515,045	—	—
(13,847,819)	(65,694,521)	(9,452,634)	(123,629,272)

20,278,694	62,044,385	(3,301,694)	(45,391,822)

1,358,258	3,685,625	664,555	7,924,903
26,624,621	69,756,508	1,642,003	18,455,912
(1,153,547)	(4,515,045)	—	—
(8,771,120)	(26,332,944)	(6,550,939)	(77,545,183)

18,058,212	42,594,144	(4,244,381)	(51,164,368)

1,868,377	5,634,101	795,531	9,730,310
12,572,207	37,088,011	774,667	8,970,619
(5,228,634)	(17,616,905)	(3,058,149)	(37,600,962)

9,211,950	25,105,207	(1,487,951)	(18,900,033)

8,415	82,155	421,880	5,810,366
340,228	1,531,024	207,719	2,716,986
(1,062,309)	(12,061,352)	(1,304,637)	(18,745,050)

(713,666)	(10,448,173)	(675,038)	(10,217,698)

—	—	688	10,000
1,235	5,521	—	—

1,235	5,521	688	10,000

860	10,000	—	—
1,874	6,897	—	—

2,734	16,897	—	—

860	10,000	—	—
1,874	6,898	—	—

2,734	16,898	—	—

46,841,893	$119,334,879	(9,708,376)	$(125,663,921)

GOLDMAN SACHS STRUCTURED SMALL CAP GROWTH FUND
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from
		investment operations

					Distributions to
	Net asset	Net			shareholders
	value,	investment	Net realized	Total from	from net	Net asset
	beginning	income	and unrealized	investment	realized	value, end	Total
Year - Share Class	of period	(loss)(a)	gain (loss)	operations	gains	of period	return(b)

FOR THE SIX MONTHS ENDED APRIL 30, (Unaudited)

2008 - A	$36.25	$(0.04)	$(4.85)	$(4.89)	$(14.11)	$17.25	(17.89)%
2008 - B	33.77	(0.10)	(4.42)	(4.52)	(14.11)	15.14	(18.22)
2008 - C	33.92	(0.10)	(4.45)	(4.55)	(14.11)	15.26	(18.18)
2008 - Institutional	38.18	— (c)	(5.19)	(5.19)	(14.11)	18.88	(17.73)
2008 - Service	38.12	(0.06)	(5.14)	(5.20)	(14.11)	18.81	(18.01)
2008 - IR (commenced November 30, 2007)	33.22	(0.01)	(1.84)	(1.85)	(14.11)	17.26	(10.30)
2008 - R (commenced November 30, 2007)	33.22	(0.04)	(1.84)	(1.88)	(14.11)	17.23	(10.51)
FOR THE YEARS ENDED OCTOBER 31,

2007 - A	32.78	(0.27)	5.59	5.32	(1.85)	36.25	17.04
2007 - B	30.83	(0.46)	5.25	4.79	(1.85)	33.77	16.32
2007 - C	30.96	(0.46)	5.27	4.81	(1.85)	33.92	16.32
2007 - Institutional	34.28	(0.12)	5.87	5.75	(1.85)	38.18	17.53
2007 - Service (commenced June 25, 2007)	38.42	(0.11)	(0.19)	(0.30)	—	38.12	(0.60)

2006 - A	28.23	(0.38)	6.64	6.26	(1.71)	32.78	23.15
2006 - B	26.79	(0.52)	6.27	5.75	(1.71)	30.83	22.40
2006 - C	26.89	(0.52)	6.30	5.78	(1.71)	30.96	22.48
2006 - Institutional	29.32	(0.26)	6.93	6.67	(1.71)	34.28	23.71

2005 - A	26.45	(0.26)	2.04	1.78	—	28.23	6.69
2005 - B	25.25	(0.40)	1.94	1.54	—	26.79	6.14
2005 - C	25.34	(0.40)	1.95	1.55	—	26.89	6.12
2005 - Institutional	27.35	(0.14)	2.11	1.97	—	29.32	7.20
FOR THE PERIOD ENDED OCTOBER 31,

2004 - A	26.74	(0.29)	—	(0.29)	—	26.45	(1.08)
2004 - B	25.64	(0.40)	0.01	(0.39)	—	25.25	(1.52)
2004 - C	25.73	(0.40)	0.01	(0.39)	—	25.34	(1.52)
2004 - Institutional	27.55	(0.20)	—	(0.20)	—	27.35	(0.73)
FOR THE YEAR ENDED DECEMBER 31,

2003 - A	21.76	(0.33)	5.31	4.98	—	26.74	22.89
2003 - B	20.98	(0.44)	5.10	4.66	—	25.64	22.21
2003 - C	21.05	(0.45)	5.13	4.68	—	25.73	22.23
2003 - Institutional	22.31	(0.23)	5.47	5.24	—	27.55	23.49

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Structured Small Cap Growth Fund first began operations as the AXA Enterprise Small Company Growth Fund (the “Predecessor Fund”) of the AXA Trust. On June 25, 2007, the Predecessor Fund was reorganized as a new portfolio of the Goldman Sachs Trust. Performance prior to June 25, 2007 is that of the Predecessor Fund. Total return information of the Predecessor Fund is provided in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.
(c)	Amount is less than $0.005 per share.
(d)	Annualized.
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED SMALL CAP GROWTH FUND

									Ratios assuming no
									expense reductions
							Ratio of net
			Ratio of		Ratio of		investment				Ratio of
Net assets,	Ratio of		net expenses		net investment		income (loss)		Ratio of		net investment
end of	net expenses		(not including		income (loss)		(not including		total expenses		loss		Portfolio
period	to average		fees paid		to average		fees paid		to average		to average		turnover
(in 000s)	net assets		indirectly)		net assets		indirectly)		net assets		net assets		rate

$28,873	1.25	%(d)	1.25	%(d)	(0.31	)%(d)	(0.31	)%(d)	2.01	%(d)	(1.07	)%(d)	70%
16,803	2.00	(d)	2.00	(d)	(1.06	)(d)	(1.06	)(d)	2.76	(d)	(1.82	)(d)	70
7,966	2.00	(d)	2.00	(d)	(1.06	)(d)	(1.06	)(d)	2.76	(d)	(1.82	)(d)	70
5,816	0.85	(d)	0.85	(d)	0.06	(d)	0.06	(d)	1.61	(d)	(0.70	)(d)	70
8	1.35	(d)	1.35	(d)	(0.41	)(d)	(0.41	)(d)	2.11	(d)	(1.17	)(d)	70
9	1.00	(d)	1.00	(d)	(0.03	)(d)	(0.03	)(d)	1.76	(d)	(0.79	)(d)	70
9	1.50	(d)	1.50	(d)	(0.47	)(d)	(0.47	)(d)	2.26	(d)	(1.23	)(d)	70

45,070	1.25		1.51		(0.79)		(1.05)		2.17		(1.70)		154
26,184	1.87		2.13		(1.40)		(1.67)		2.78		(2.32)		154
11,911	1.87		2.13		(1.40)		(1.67)		2.78		(2.32)		154
15,686	0.79		1.10		(0.33)		(0.63)		1.74		(1.28)		154
10	1.39	(d)	1.39	(d)	(0.86	)(d)	(0.86	)(d)	2.30	(d)	(1.80	)(d)	154

47,721	1.60		1.65		(1.25)		(1.30)		2.18		(1.83)		60
30,515	2.15		2.20		(1.80)		(1.85)		2.73		(2.37)		60
13,294	2.15		2.20		(1.80)		(1.85)		2.73		(2.37)		60
19,037	1.15		1.20		(0.80)		(0.85)		1.73		(1.38)		60

42,959	1.20		1.65		(0.92)		(1.37)		2.23		(1.95)		146
33,060	1.75		2.20		(1.47)		(1.92)		2.78		(2.50)		146
13,431	1.75		2.20		(1.47)		(1.92)		2.78		(2.50)		146
11,836	0.75		1.20		(0.47)		(0.92)		1.78		(1.50)		146

44,184	1.65	(d)	1.65	(d)	(1.34	)(d)	(1.34	)(d)	2.02	(d)	(1.71	)(d)	88
37,430	2.20	(d)	2.20	(d)	(1.89	)(d)	(1.89	)(d)	2.57	(d)	(2.26	)(d)	88
15,856	2.20	(d)	2.20	(d)	(1.89	)(d)	(1.89	)(d)	2.57	(d)	(2.26	)(d)	88
10,434	1.20	(d)	1.20	(d)	(0.89	)(d)	(0.89	)(d)	1.57	(d)	(1.26	)(d)	88

44,265	1.65		1.65		(1.41)		(1.41)		2.04		(1.80)		81
42,327	2.20		2.20		(1.95)		(1.95)		2.59		(2.34)		81
16,567	2.20		2.20		(1.95)		(1.95)		2.59		(2.34)		81
11,317	1.20		1.20		(0.95)		(0.95)		1.59		(1.34)		81

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from			Distributions to
		investment operations			shareholders

	Net asset	Net
	value,	investment	Net realized	Total from	From net	From net
	beginning	income	and unrealized	investment	investment	realized	Total
Year - Share Class	period	(loss)(a)	gain (loss)	operations	income	gains	distributions

FOR THE SIX MONTHS ENDED APRIL 30, (Unaudited)

2008 - A	$12.72	$0.01	$(1.34)	$(1.33)	$—	$(8.02)	$(8.02)
2008 - B	11.59	— (c)	(1.17)	(1.17)	—	(8.02)	(8.02)
2008 - C	11.94	— (c)	(1.22)	(1.22)	—	(8.02)	(8.02)
2008 - Institutional	13.61	0.04	(1.50)	(1.46)	—	(8.02)	(8.02)
2008 - Service	13.59	0.01	(1.48)	(1.47)	—	(8.02)	(8.02)
2008 - IR (commenced November 30, 2007)	11.63	0.01	(0.24)	(0.23)	—	(8.02)	(8.02)
2008 - R (commenced November 30, 2007)	11.63	0.01	(0.25)	(0.24)	—	(8.02)	(8.02)
FOR THE YEARS ENDED OCTOBER 31,

2007 - A	13.19	(0.05)	1.06	1.01	(0.03)	(1.45)	(1.48)
2007 - B	12.18	(0.12)	0.98	0.86	—	(1.45)	(1.45)
2007 - C	12.51	(0.12)	1.00	0.88	—	(1.45)	(1.45)
2007 - Institutional	14.02	— (c)	1.14	1.14	(0.10)	(1.45)	(1.55)
2007 - Service (commenced June 25, 2007)	14.64	0.02	(1.07)	(1.05)	—	—	—

2006 - A	11.49	0.05	2.10	2.15	—	(0.45)	(0.45)
2006 - B	10.70	(0.02)	1.95	1.93	—	(0.45)	(0.45)
2006 - C	10.98	(0.02)	2.00	1.98	—	(0.45)	(0.45)
2006 - Institutional	12.13	0.11	2.23	2.34	—	(0.45)	(0.45)

2005 - A	10.45	(0.05)	1.23	1.18	—	(0.14)	(0.14)
2005 - B	9.79	(0.10)	1.15	1.05	—	(0.14)	(0.14)
2005 - C	10.04	(0.11)	1.19	1.08	—	(0.14)	(0.14)
2005 - Institutional	10.97	— (c)	1.30	1.30	—	(0.14)	(0.14)
FOR THE PERIOD ENDED OCTOBER 31,

2004 - A	9.78	(0.03)	0.70	0.67	—	—	—
2004 - B	9.21	(0.07)	0.65	0.58	—	—	—
2004 - C	9.45	(0.08)	0.67	0.59	—	—	—
2004 - Institutional	10.24	0.01	0.72	0.73	—		—
FOR THE YEAR ENDED DECEMBER 31,

2003 - A	7.09	(0.04)	2.73	2.69	—	—	—
2003 - B	6.71	(0.08)	2.58	2.50	—	—	—
2003 - C	6.88	(0.08)	2.65	2.57	—	—	—
2003 - Institutional	7.39	— (c)	2.85	2.85	—	—	—

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Structured Small Cap Value Fund first began operations as the AXA Enterprise Small Company Value Fund (the “Predecessor Fund”) of the AXA Enterprise Funds Trust. On June 25, 2007, the Predecessor Fund was reorganized as a new portfolio of the Goldman Sachs Trust. Performance prior to June 25, 2007 is that of the Predecessor Fund. Total return information of the Predecessor Fund is provided in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.
(c)	Amount is less than $0.005 per share.
(d)	Annualized.
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND

											Ratios assuming no expense
											reductions
									Ratio of
					Ratio of		Ratio of		net investment				Ratio of
		Net assets,	Ratio of		net expenses		net investment		income (loss)		Ratio of		net investment
Net asset		end of	net expenses		(not including		income (loss)		(not including		total expenses		income (loss)		Portfolio
value, end	Total	period	to average		fees paid		to average		fees paid		to average		to average		turnover
of period	return(b)	(in 000s)	net assets		indirectly)		net assets		indirectly)		net assets		net assets		rate

$3.37	(15.82)%	$124,928	1.25	%(d)	1.25	%(d)	0.60	%(d)	0.60	%(d)	1.51	%(d)	0.34	%(d)	62%
2.40	(15.89)	67,565	2.00	(d)	2.00	(d)	(0.15	)(d)	(0.15	)(d)	2.26	(d)	(0.41	)(d)	62
2.70	(15.90)	40,681	2.00	(d)	2.00	(d)	(0.15	)(d)	(0.15	)(d)	2.26	(d)	(0.41	)(d)	62
4.13	(15.56)	1,910	0.85	(d)	0.85	(d)	1.00	(d)	1.00	(d)	1.11	(d)	0.74	(d)	62
4.10	(15.69)	8	1.35	(d)	1.35	(d)	0.50	(d)	0.50	(d)	1.61	(d)	0.24	(d)	62
3.38	(7.59)	9	1.00	(d)	1.00	(d)	0.92	(d)	0.92	(d)	1.26	(d)	0.66	(d)	62
3.37	(7.86)	9	1.50	(d)	1.50	(d)	0.46	(d)	0.46	(d)	1.76	(d)	0.20	(d)	62

12.72	8.15	213,172	1.20		1.49		(0.40)		(0.69)		1.58		(0.78)		97
11.59	7.45	117,553	1.82		2.10		(1.03)		(1.31)		2.19		(1.39)		97
11.94	7.41	70,151	1.82		2.10		(1.01)		(1.29)		2.19		(1.39)		97
13.61	8.57	16,005	0.73		1.07		(0.04)		(0.38)		1.14		(0.45)		97
13.59	(7.17)	9	1.35	(d)	1.35	(d)	0.21	(d)	0.21	(d)	1.63	(d)	(0.06	)(d)	97

13.19	19.38	264,595	1.59		1.60		0.38		0.37		1.60		0.37		4
12.18	18.73	175,297	2.14		2.15		(0.15)		(0.16)		2.15		(0.16)		4
12.51	18.71	92,123	2.14		2.15		(0.16)		(0.17)		2.15		(0.17)		4
14.02	19.94	25,954	1.14		1.15		0.82		0.82		1.15		0.82		4

11.49	11.35	252,526	1.63		1.64		(0.40)		(0.41)		1.64		(0.41)		4
10.70	10.78	198,305	2.18		2.19		(0.95)		(0.96)		2.19		(0.96)		4
10.98	10.81	107,803	2.18		2.19		(0.95)		(0.96)		2.19		(0.96)		4
12.13	11.91	21,728	1.18		1.19		0.05		0.04		1.19		0.04		4

10.45	6.85	254,300	1.59	(d)	1.59	(d)	(0.38	)(d)	(0.38	)(d)	1.59	(d)	(0.38	)(d)	10
9.79	6.30	208,457	2.14	(d)	2.14	(d)	(0.93	)(d)	(0.93	)(d)	2.14	(d)	(0.93	)(d)	10
10.04	6.24	114,721	2.14	(d)	2.14	(d)	(0.93	)(d)	(0.93	)(d)	2.14	(d)	(0.93	)(d)	10
10.97	7.13	9,587	1.14	(d)	1.14	(d)	0.07	(d)	0.07	(d)	1.14	(d)	0.07	(d)	10

9.78	37.94	250,241	1.60		1.60		(0.46)		(0.46)		1.60		(0.46)		8
9.21	37.26	210,248	2.15		2.15		(1.01)		(1.01)		2.15		(1.01)		8
9.45	37.35	111,311	2.15		2.15		(1.01)		(1.01)		2.15		(1.01)		8
10.24	38.57	10,072	1.15		1.15		(0.01)		(0.01)		1.15		(0.01)		8

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED SMALL CAP FUNDS
Fund Expenses (Unaudited) — Six Month Period Ended April 30, 2008
          As a shareholder of Class A, Class B, Class C, Institutional, Service, Class IR or Class R Shares of the Funds you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (with respect to Class A Shares), contingent deferred sales charges (loads) on redemptions (with respect to Class B and C shares), and redemption fees (if any); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (with respect to Class A, Class B, Class C and Class R Shares); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class B, Class C, Institutional, Service, Class IR and Class R Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
          The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2007 through April 30, 2008.
Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account for this period.
Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Structured Small Cap Growth				Structured Small Cap Value

				Expenses				Expense
				Paid				Paid
	Beginning	Ending		for the	Beginning	Ending		for the
	Account	Account		6 months	Account	Account		6 months
	Value	Value		ended	Value	Value		ended
Share Class	11/01/07	4/30/08		4/30/08*	11/01/07	4/30/08		4/30/08*

Class A
Actual	$1,000.00	$821.10		$5.64	$1,000.00	$841.80		$5.71
Hypothetical 5% return	1,000.00	1,018.67	+	6.25	1,000.00	1,018.66	+	6.26

Class B
Actual	1,000.00	817.80		9.02	1,000.00	841.10		9.15
Hypothetical 5% return	1,000.00	1,014.94	+	10.00	1,000.00	1,014.92	+	10.02

Class C
Actual	1,000.00	818.20		9.02	1,000.00	841.00		9.15
Hypothetical 5% return	1,000.00	1,014.94	+	10.00	1,000.00	1,014.92	+	10.01

Institutional
Actual	1,000.00	822.70		3.85	1,000.00	844.40		3.90
Hypothetical 5% return	1,000.00	1,020.67	+	4.27	1,000.00	1,020.71	+	4.27

Service
Actual	1,000.00	819.90		6.11	1,000.00	843.10		6.19
Hypothetical 5% return	1,000.00	1,019.69	+	6.77	1,000.00	1,019.73		6.77

Class IR#
Actual	1,000.00	897.00		3.89	1,000.00	924.10		3.94
Hypothetical 5% return	1,000.00	1,020.49	+	4.14	1,000.00	1,020.49	+	4.14

Class R#
Actual	1,000.00	894.90		5.82	1,000.00	921.40		5.93
Hypothetical 5% return	1,000.00	1,014.38	+	6.19	1,000.00	1,014.32	+	6.21

*	Expenses for each share class are calculated using the Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended April 30, 2008. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A	Class B	Class C	Institutional	Service	Class IR	Class R

Structured Small Cap Growth	1.25%	2.00%	2.00%	0.85%	1.35%	1.00%	1.50%
Structured Small Cap Value	1.25	2.00	2.00	0.85	1.35	1.00	1.50

+	Hypothetical expenses are based on the Funds’ actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

#	Class IR and Class R commenced operations on November 30, 2007.

FUNDS PROFILE
Goldman Sachs Funds
Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.
Today, The Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With portfolio management teams located around the world — and $828 billion in assets under management as of March 31, 2008 — our investment professionals bring firsthand knowledge of local markets to every investment decision, making us one of the few truly global asset managers.
GOLDMAN SACHS FUNDS
In building a globally diversified portfolio, you can select from more than 80 Goldman Sachs Funds and gain access to investment opportunities across borders, investment styles, asset classes and security capitalizations.

Money Market[1] Fixed Income
▪  Enhanced Income Fund
▪  Ultra-Short Duration Government Fund
▪  Short Duration Government Fund
▪  Short Duration Tax-Free Fund
▪  California AMT-Free Municipal Fund[2] ▪  New York AMT-Free Municipal Fund[2] ▪  Municipal Income Fund
▪  Government Income Fund
▪  Inflation Protected Securities Fund
▪  U.S. Mortgages Fund
▪  Core Fixed Income Fund
▪  Core Plus Fixed Income Fund
▪  Investment Grade Credit Fund
▪  Global Income Fund
▪  High Yield Municipal Fund
▪  High Yield Fund
▪  Emerging Markets Debt Fund
▪ Local Emerging Markets Debt Fund	Domestic Equity
▪  Balanced Fund
▪  Growth and Income Fund
▪  Structured Large Cap Value Fund
▪  Large Cap Value Fund
▪  Structured U.S. Equity Fund
▪  Structured U.S. Equity Flex Fund
▪  Structured Large Cap Growth Fund
▪  Capital Growth Fund
▪  Strategic Growth Fund
▪  All Cap Growth Fund
▪  Concentrated Growth Fund
▪  Mid Cap Value Fund
▪  Growth Opportunities Fund
▪  Small/Mid Cap Growth Fund
▪  Structured Small Cap Equity Fund
▪  Structured Small Cap Value Fund
▪  Structured Small Cap Growth Fund
▪  Small Cap Value Fund

Fund of Funds[3] ▪  Asset Allocation Portfolios
▪  Income Strategies Portfolio
▪  Satellite Strategies Portfolio

Retirement Strategies[3]	International Equity
▪  Structured International Equity Fund
▪  Structured International Equity Flex Fund
▪  Strategic International Equity Fund
▪  Concentrated International Equity Fund
▪  Japanese Equity Fund
▪  Structured International Small Cap Fund
▪  International Small Cap Fund
▪  Asia Equity Fund
▪  Structured Emerging Markets Equity Fund
▪  Emerging Markets Equity Fund
▪  Concentrated Emerging Markets Equity Fund
▪  BRIC Fund (Brazil, Russia, India, China)

Specialty[3] ▪  U.S. Equity Dividend and Premium Fund
▪  International Equity Dividend and Premium Fund
▪  Structured Tax-Managed Equity Fund
▪  Structured International Tax-Managed Equity Fund
▪  Real Estate Securities Fund
▪  International Real Estate Securities Fund
▪  Tollkeeper FundSM
▪  Commodity Strategy Fund
▪ Absolute Return Tracker Fund

[1]	An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

[2]	Effective June 1, 2007, the California Intermediate AMT-Free Municipal Fund was renamed the California AMT-Free Municipal Fund and the New York Intermediate AMT-Free Municipal Fund was renamed the New York AMT-Free Municipal Fund.

[3]	Individual Funds within the Fund of Funds, Retirement Strategies and Specialty categories will have various placement on the risk/return spectrum and may have greater or lesser risk than that indicated by the placement of the general Fund of Funds, Retirement Strategies or Specialty category.
The Goldman Sachs Tollkeeper FundSM is a registered service mark of Goldman, Sachs & Co.

TRUSTEES Ashok N. Bakhru, Chairman John P. Coblentz, Jr. Diana M. Daniels Patrick T. Harker James A. McNamara Jessica Palmer Alan A. Shuch Richard P. Strubel	OFFICERS James A. McNamara, President John M. Perlowski, Senior Vice President and Treasurer Peter V. Bonanno, Secretary
GOLDMAN, SACHS & CO. Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser
Visit our Web site at www.goldmansachsfunds.com to obtain the most recent month-end returns.
Goldman Sachs Asset Management, L.P.  32 Old Slip, 32nd Floor, New York, New York 10005
The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (I) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (II) on the Securities and Exchange Commission Web site at http://www.sec.gov.
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov within 60 days after the Funds’ first and third fiscal quarters. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may also be obtained by calling 1-800-SEC-0330. Forms N-Q may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).
Holdings and allocations shown are unaudited, and may not be representative of current or future investments. Holdings and allocations may not include the Funds’ entire investment portfolio, which may change at any time. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.
The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus. Please consider a Fund’s objectives, risks, and charges and expenses, and read the Prospectus carefully before investing. The Prospectus contains this and other information about the Funds.
Copyright 2008 Goldman, Sachs & Co. All rights reserved. 08-9632.MF SMLCAPSAR / 36K / 06-08

ITEM 2.	CODE OF ETHICS.

(a)	As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(c)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(d)	A copy of the Code of Ethics is available as provided in Item 12(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included as part of the Semi-Annual Report to Stockholders filed under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)		Goldman Sachs Trust's Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 11(a)(1) of the registrant's Form N-CSR filed on March 8, 2004 for its Real Estate Securities Fund (Accession Number 0000950123-04-0002984).

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
President/Principal Executive Officer
Goldman Sachs Trust

Date:	July 7, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Principal Executive Officer
Goldman Sachs Trust

Date:	July 7, 2008

By:	/s/ John M. Perlowski

John M. Perlowski
Treasurer/Principal Financial Officer
Goldman Sachs Trust

Date:	July 7, 2008